                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2009

(USAA LOGO)

      ANNUAL REPORT
      USAA GLOBAL OPPORTUNITIES FUND
      DECEMBER 31, 2009

                                            ------------------------------------

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FUND OBJECTIVE

Seek an average annual return that is greater than the 1-year U.S. Treasury
Bond, before fees and expenses, over a full market cycle, while seeking to limit the Fund's exposure to large negative returns.

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TYPES OF INVESTMENTS

The Fund's principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. It may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, global real estate securities, and fixed-income securities.(*)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(*) The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program, or other persons or legal entities that the Fund may approve from time to time. AN INVESTOR WILL INDIRECTLY BEAR FEES AND EXPENSES CHARGED BY THE
    UNDERLYING FUNDS IN ADDITION TO DIRECT FEES AND EXPENSES CHARGED BY THE
    PORTFOLIO AS APPLICABLE.

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TABLE OF CONTENTS

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President's Message                             2

Managers' Commentary                            4

Investment Overview                             8

Financial Information

  Distributions to Shareholders                12

  Report of Independent Registered
     Public Accounting Firm                    13

  Portfolio of Investments                     14

  Notes to Portfolio of Investments            43

  Financial Statements                         47

  Notes to Financial Statements                50

Expense Example                                70

Trustees' and Officers' Information            72

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by
USAA Investment Management Company. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

(C) 2010, USAA. All rights reserved.

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PRESIDENT'S

MESSAGE

"Looking back at the market
decline, many investors were
not appropriately positioned
relative to their risk
tolerance."

                                   (MCNAMARA
                                      PHOTO)
------------------------------------

JANUARY 2010

Equities had a remarkable run during 2009. Between March 9, 2009, when the market reached a bottom and the end of the year, stock prices steadily climbed.
Although the rally did not completely erase the declines of 2008, the market has established a beachhead and is moving in the right direction. Likewise, the worst of the Great Recession appears to be over. After three quarters of negative growth, the gross domestic product (GDP) -- the broadest measure of
U.S. economic activity -- rose by 2.2% in the third quarter of 2009. Other important measures of economic activity have also trended higher, including industrial production, retail sales, and residential real estate sales.

Will the recovery be swift? Or will there be a "double dip?" I say "no" to both questions. Significant assets -- including vast amounts of U.S. government stimulus -- have been thrown into the breach. As a result, I don't expect the economy to fall back into a recession. But I don't expect a quick recovery either. Instead, I anticipate a slow and steady slog with lower economic growth than the United States has enjoyed in recent decades. Access to credit is likely to remain tight until the securitization markets heal and banks relax lending standards. Most consumers and businesses will continue rebuilding their balance sheets by increasing their savings rate and reducing their spending and borrowing. While the outlook for job growth has improved, unemployment is likely to persist at an uncomfortably high level for most of 2010.

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2   USAA GLOBAL OPPORTUNITIES FUND

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I also think the equity market is expecting a strong cyclical recovery. Although many stocks seemed to trade at appropriate levels at the end of 2009, we see support for some growth in prices over the near term. Meanwhile, consensus forecasts (which are based on individual company estimates) call for corporate earnings growth of 30% or more during 2010. Meeting these expectations will require significant top-line revenue growth, not just more cost cutting. USAA's expectations are more in line with top-down earnings forecasts in the 8% to 15%
range.

Of course, no one really knows what will happen. That's why it is important to revisit your investment plan. A new year is an opportune time to stop and take stock. Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. With this in mind, I have undertaken a review of my own investment portfolio. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we appreciate the trust you have placed in us. We will continue to offer what we consider an excellent value -- some of the industry's top investment talent, first-class service, and no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

-S- DANIEL MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                         PRESIDENT'S MESSAGE   3

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MANAGERS' COMMENTARY

ON THE FUND

USAA Investment Management     Quantitative Management
Company*                       Associates LLC
  U.S. and International         International Stocks
  Stocks
  (Exchange-Traded Funds         MARGARET S. STUMPP, Ph.D.
  (ETFs))                        TED LOCKWOOD
                                 JOHN VAN BELLE, Ph.D.
  JOHN P. TOOHEY, CFA
  WASIF A. LATIF               The Boston Company Asset
  Bonds and Money Market       Management, LLC
  Instruments                    Emerging Market Stocks

  R. MATTHEW FREUND, CFA         D. KIRK HENRY, CFA
  ARNOLD J. ESPE, CFA            CAROLYN M. KEDERSHA, CFA,
  JULIANNE BASS, CFA             CPA
  Global Real Estate             WARREN SKILLMAN
  Securities and ETFs
                               Credit Suisse Securities
  MARK W. JOHNSON, CFA         (USA) LLC's
  DAN DENBOW, CFA              Volaris Volatility
                               Management Group***
Deutsche Investment              Index Options
Management Americas Inc.**
  U.S. Stocks                    YIRONG LI, CFA
                                 DEFINA MALUKI, CFA
  ROBERT WANG
  JAMES B. FRANCIS, CFA

Credit Suisse Asset
Management, LLC
  U.S. Stocks

  JORDAN LOW

*Effective July 17, 2009, Ron Sweet no longer is a co-manager of the Fund.

**Effective August 1, 2009, Julie Abbett no longer is a co-manager of the Fund.

***Effective June 30, 2009, Laura B. Friedman no longer is a co-manager of the
Fund.

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- HOW DID THE USAA GLOBAL OPPORTUNITIES FUND (THE FUND) PERFORM?

  For the year ended December 31, 2009, the Fund had a total return of 18.90%.
  This compares to a return of 26.46% for the S&P(R) 500

  Past performance is no guarantee of future results.

  Refer to page 9 for benchmark definitions.

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4   USAA GLOBAL OPPORTUNITIES FUND

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  Index (the Index) and 5.93% for the Barclays Capital U.S. Aggregate Bond
  Index.

- PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING YEAR.

  Risk assets traded modestly higher as the year began, but then sold off dramatically through early March 2009 as fears of a global economic meltdown dominated the equity and credit markets. The U.S. stock market bottomed in the second week of March 2009 as massive U.S. government stimulus programs began to gain traction. Economic data slowly but steadily stabilized and the markets began pricing in an economic recovery. The stock market rally was initially concentrated in the lowest-quality stocks, but started to broaden as the year progressed, with strong returns across global equity markets being led by the emerging markets. In the credit markets, the spreads between yields on U.S.
  Treasury securities and bonds with credit risk narrowed dramatically, from historically wide levels in March 2009 closer to historical norms at the end of the year.

- HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE IN SUCH A VOLATILE YEAR?

  The purpose of the Fund is to seek exposure to the long-term upside of global stock markets while attempting to lower the risk of big losses. In a year when big gains followed substantial losses, the Fund did its job well, providing about 70% of the Index's return with significantly less volatility.

  The Fund uses a number of different strategies to maximize performance in the
  U.S. stock market, in international developed stock markets and in emerging stock markets. We have established a basic strategic allocation to each of these markets, which we tactically adjust based on market conditions. Ahead of the market rebound in March 2009, we were tactically overweight in emerging markets stocks and were underweight in U.S. small-cap and international developed market stocks. As the rally progressed, we maintained an overweight position in the emerging markets and remained slightly underweight in international developed markets throughout the reporting period. Overall, our tactical asset allocation decisions had a positive impact on performance.

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                                            MANAGERS' COMMENTARY ON THE FUND   5

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  In addition to tactical asset allocation, we attempted to control risk using an equity hedging strategy that's managed by Credit Suisse Securities (USA)
  LLC's Volaris Volatility Management Group (Volaris Group). The strategy involves selling index call or corresponding exchange-traded fund (ETF)
  options and purchasing index put or corresponding ETF options or put spread options against a highly correlated stock portfolio. This carefully managed equity hedging strategy allows us to create collars on our global stock markets exposures that effectively limit downside (and upside) potential.
  This equity hedging strategy helped the Fund avoid the worst of the losses when the market bottomed out on March 9, 2009, and then kept us from participating in all of the gains of the strong stock market that occurred after that date. We work closely with Volaris Group to actively manage the equity hedging strategy based on market conditions.

  The final element of the Fund's overall strategy is to have allocations to other markets and investment vehicles on an opportunistic basis as well as to provide additional diversification and excess returns uncorrelated to the
  Index. During the reporting year we took an opportunistic position in the U.S.
  bond market when conditions were grim and subsequently benefited as credit markets healed. We also maintained our investment in Deutsche iGAP Investment
  Trust "B" (iGAP). Managed by Deutsche Investment Management Americas Inc. iGAP
  is a global tactical asset allocation strategy hedge fund that invests only in liquid instruments, taking long or short positions using futures on stock, currency, commodity, and bond markets around the world. The iGAP allocation had a slightly positive return for the year.

Exchange Traded Funds (ETF's) are subject to risks similar to those of stocks. -
Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. - Options are considered speculative investment strategies.
- Index collars are generally employed to protect unrealized profits from the portfolio being protected, and the index option class chosen will generally have an underlying index that most closely tracks the performance of the portfolio.
While losses may be limited so are potential gains. - As interest rates rise, existing bond prices fall. - Diversification does not guarantee a profit or prevent a loss.

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6   USAA GLOBAL OPPORTUNITIES FUND

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- WHAT'S USAA'S MARKET OUTLOOK?

  At current valuation levels, the Index appears to be anticipating a strong cyclical recovery in the economy. Meeting these expectations will require significant revenue growth, not just more of the cost cutting that drove much of the earnings improvement in 2009. We are cautious, with our expectations being closer to more modest top-down earnings forecasts in the 8% to 15%
  range. Within the United States, we favor large-cap stocks over small-cap stocks because large-cap stocks are more exposed to growth in the global economy. As of the date of this writing, we continue to maintain a higher equity exposure in emerging stock markets, and remain slightly underweight in international developed markets. We are still finding some opportunities in the bond market, but expect that income -- not capital appreciation -- will be the primary driver of total return from bonds in 2010.

  Thank you for your investment in the Fund.

There are additional risks associated with the Fund including alternative and foreign risks.

Alternative investments carry specific investor qualifications which can include high income and net-worth requirements as well as relatively high investment minimums. They are complex investment vehicles, generally carry high costs, substantial risks, and may be highly volatile. There is often limited (or even non-existent) liquidity and a lack of transparency regarding the underlying assets. They are there not suitable for all investors. Please carefully review the offering documents for complete information regarding terms, including all applicable fees, as well as other factors you should consider before investing.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

Investing in small-cap companies involves the greater risk of investing in smaller, less well-known companies, especially those which have a narrow product line or are traded infrequently, compared to investing in established companies with proven track records.

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                                            MANAGERS' COMMENTARY ON THE FUND   7

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INVESTMENT OVERVIEW

USAA GLOBAL OPPORTUNITIES FUND (Ticker Symbol: UGOFX)

------------------------------------------------------------------------
                                  12/31/09              12/31/08
------------------------------------------------------------------------

Net Assets                     $318.1 Million        $73.6 Million
Net Asset Value Per Share           $9.94                $8.61

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           AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/09
----------------------------------------------------------------

           1 Year                      Since Inception 7/31/08
           18.90%                               2.17%

-------------------------------------------------------------
                        EXPENSE RATIO*
-------------------------------------------------------------

 Before Reimbursement  1.34%      After Reimbursement  1.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

*The before reimbursement expense ratio represents the total annual operating expenses, before reductions of any expenses paid and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2009, and is calculated as a percentage of average net assets. The after reimbursement expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and excluding any acquired fund fees and expenses, after reimbursement from USAA Investment Management Company (IMCO) as reported in the Fund's prospectus dated May 1, 2009. IMCO has voluntarily agreed to limit the Fund's total annual operating expenses to 1.00%, before reductions of any expenses paid indirectly and excluding any acquired fund fees and expenses, and to reimburse the Fund for expenses in excess of this amount. IMCO can modify or terminate this arrangement at any time. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8   USAA GLOBAL OPPORTUNITIES FUND

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                      - CUMULATIVE PERFORMANCE COMPARISON -

             BARCLAYS CAPITAL U.S.          USAA GLOBAL
             AGGREGATE BOND INDEX        OPPORTUNITIES FUND        S&P 500 INDEX
             --------------------        ------------------        -------------
07/31/2008        10,000.00                  10,000.00               10,000.00
08/31/2008        10,094.91                  10,100.00               10,144.65
09/30/2008         9,959.32                   9,260.00                9,240.68
10/31/2008         9,724.23                   8,820.00                7,688.73
11/30/2008        10,040.76                   8,450.00                7,137.03
12/31/2008        10,415.37                   8,671.84                7,212.97
01/31/2009        10,323.47                   8,097.07                6,605.01
02/28/2009        10,284.50                   7,542.48                5,901.73
03/31/2009        10,427.47                   7,865.15                6,418.69
04/30/2009        10,477.33                   8,389.50                7,033.02
05/31/2009        10,553.32                   8,853.34                7,426.40
06/30/2009        10,613.35                   8,934.01                7,441.13
07/31/2009        10,784.54                   9,407.94                8,003.96
08/31/2009        10,896.20                   9,599.52                8,292.93
09/30/2009        11,010.66                   9,932.28                8,602.38
10/31/2009        11,065.03                   9,821.36                8,442.58
11/30/2009        11,208.28                  10,133.95                8,948.99
12/31/2009        11,033.08                  10,310.56                9,121.85

        Data since Fund inception 7/31/08 to 12/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Global Opportunities Fund to the following benchmarks:

- The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of the
  Government/Corporate Index, the Mortgage-Backed Securities Index, and the
  Asset-Backed Securities Index. It once was known as the Lehman Brothers U.S.
  Aggregate Bond Index.

- The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                         INVESTMENT OVERVIEW   9

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                             TOP 10 EQUITY HOLDINGS
                                 AS OF 12/31/09
                                (% of Net Assets)

         iShares MSCI Emerging Markets Index
           Fund*.............................  6.4%
         Deutsche iGAP Investment Trust "B"..  2.7%
         Microsoft Corp......................  1.4%
         Exxon Mobil Corp....................  1.2%
         International Business Machines
           Corp..............................  1.1%
         Apple, Inc..........................  1.1%
         Johnson & Johnson...................  1.1%
         AT&T, Inc...........................  1.0%
         Google, Inc. "A"....................  0.8%
         JPMorgan Chase & Co.................  0.8%

*    Pursuant to a Securities and Exchange Commission
     (SEC) exemptive order and a related agreement with
     iShares Trust (iShares), the Fund may invest in
     iShares in amounts exceeding limits set forth in
     the Investment Company Act of 1940 that would
     otherwise be applicable.

     You will find a complete list of securities that
     the Fund owns on pages 14-42.

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10  USAA GLOBAL OPPORTUNITIES FUND

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                                ASSET ALLOCATION
                                 AS OF 12/31/09
                                (% of Net Assets)

         Common Stocks......................  85.1%
         Exchange-Traded Funds*.............   7.1%
         Money Market Instruments...........   3.0%
         Hedge Funds........................   2.7%
         Corporate Obligations..............   2.2%
         Eurodollar And Yankee Obligations..   0.5%
         Purchased Options..................   0.4%
         Commercial Mortgage Securities.....   0.3%

*    Exchange-traded funds (ETFs) are baskets of
     securities and are traded, like individual stocks,
     on an exchange. These particular ETFs represent
     multiple sectors. The Fund participates in
     exemptive orders held by certain ETFs that allow
     the Fund to invest in these ETFs above the level
     permitted under the Investment Company Act of
     1940.

     Percentages are of net assets of the Fund and may
     not equal 100%.

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                                                         INVESTMENT OVERVIEW  11

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DISTRIBUTIONS TO SHAREHOLDERS

-------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended
December 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $6,529,000 as long-term capital gains for the fiscal year ended December 31, 2009.

68.45% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as dividends taxed at individual net capital gains rates.

For the fiscal year ended December 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $429,000 as qualifying interest income.

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12  USAA GLOBAL OPPORTUNITIES FUND

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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

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The Shareholders and Board of Trustees of USAA Global Opportunities Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Global Opportunities Fund (one of the
portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31,
2009, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA Global Opportunities Fund at December 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the each of the two periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2010

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                     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  13

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PORTFOLIO OF INVESTMENTS

December 31, 2009

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

               EQUITY SECURITIES (95.0%)
               COMMON STOCKS (85.1%)
               CONSUMER DISCRETIONARY (10.5%)
               ADVERTISING (0.1%)
       10,500  National Cinemedia, Inc.(a)                       $    174
                                                                 --------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
       39,000  Carter's, Inc.*(a)                                   1,024
        8,600  Coach, Inc.(a)                                         314
        3,233  Swatch Group Ltd.(a),(b)                               154
        4,900  Warnaco Group, Inc.*(a)                                207
                                                                 --------
                                                                    1,699
                                                                 --------
               APPAREL RETAIL (1.1%)
          500  ABC-MART, Inc.(a),(b)                                   14
        9,800  Collective Brands, Inc.*(a)                            223
        1,700  Fast Retailing Co.(a),(b)                              317
       34,300  Gap, Inc.(a)                                           719
        3,666  Hennes & Mauritz AB "B"(a),(b)                         203
       13,300  J. Crew Group, Inc.*(a)                                595
       10,100  Limited Brands, Inc.(a)                                194
        7,500  Men's Wearhouse, Inc.(a)                               158
       22,400  Ross Stores, Inc.(a)                                   957
                                                                 --------
                                                                    3,380
                                                                 --------
               AUTO PARTS & EQUIPMENT (0.2%)
        6,200  Denso Corp.(a),(b)                                     186
        9,600  Gentex Corp.                                           171
          470  Plastic Omnium S.A.(a),(b)                              13
        3,200  Toyota Industries Corp.(a),(b)                          95
        9,200  WABCO Holdings, Inc.                                   237
                                                                 --------
                                                                      702
                                                                 --------
               AUTOMOBILE MANUFACTURERS (0.7%)
        5,000  Daihatsu Motor Co., Ltd.(b)                             50
          618  Daimler AG(a),(b)                                       33
       19,300  Honda Motor Co. Ltd.(a),(b)                            653
       51,400  Nissan Motor Co. Ltd.*(a),(b)                          449
        2,515  Renault S.A.*(a),(b)                                   128
        6,800  Thor Industries, Inc.                                  213

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14  USAA GLOBAL OPPORTUNITIES FUND

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-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       14,300  Toyota Motor Corp.(a),(b)                         $    601
          272  Volkswagen AG(a),(b)                                    30
                                                                 --------
                                                                    2,157
                                                                 --------
               AUTOMOTIVE RETAIL (0.3%)
       14,200  Advance Auto Parts, Inc.(a)                            575
        9,500  CarMax, Inc.*                                          230
       21,600  Lithia Motors, Inc. "A"*(a)                            178
        2,200  Penske Automotive Group, Inc.*                          33
                                                                 --------
                                                                    1,016
                                                                 --------
               BROADCASTING (0.0%)
       18,946  Austereo Group Ltd.(a),(b)                              29
        2,241  Societe Television Francaise 1(a),(b)                   42
                                                                 --------
                                                                       71
                                                                 --------
               CABLE & SATELLITE (1.0%)
       10,500  Cablevision Systems Corp. "A"(a)                       271
       47,900  Comcast Corp. "A"(a)                                   808
        5,100  DISH Network Corp. "A"(a)                              106
        5,627  Promotora de Informaciones S.A.*(a),(b)                 28
       24,500  Scripps Networks Interactive "A"(a)                  1,017
       26,677  Time Warner Cable, Inc.(a)                           1,104
                                                                 --------
                                                                    3,334
                                                                 --------
               CASINOS & GAMING (0.1%)
        4,900  Bally Technologies, Inc.*(a)                           202
       24,000  Genting International plc*(a),(b)                       22
        2,492  OPAP S.A.(a),(b)                                        54
       20,904  Tabcorp Holdings Ltd.(a),(b)                           130
       27,945  Tatts Group Ltd.(a),(b)                                 61
                                                                 --------
                                                                      469
                                                                 --------
               CATALOG RETAIL (0.2%)
       18,200  HSN, Inc.*(a)                                          368
       30,300  Liberty Media Corp. Interactive "A"*(a)                328
                                                                 --------
                                                                      696
                                                                 --------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
        3,451  JB Hi-Fi Ltd.(a),(b)                                    69
                                                                 --------
               CONSUMER ELECTRONICS (0.5%)
       29,700  Garmin Ltd.(a)                                         912
       13,000  Matsushita Electric Industrial Co. Ltd.(a),(b)         186
       24,000  Sharp Corp.(a),(b)                                     302
        5,300  Sony Corp.(a),(b)                                      153
                                                                 --------
                                                                    1,553
                                                                 --------

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  15

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

               DEPARTMENT STORES (0.4%)
        6,800  Kohl's Corp.*                                     $    367
        6,000  Lifestyle International Holdings, Ltd.(a),(b)           11
       10,100  Macy's, Inc.(a)                                        169
        5,472  Next plc(a),(b)                                        182
        7,200  Nordstrom, Inc.                                        271
        2,829  PPR(a),(b)                                             339
                                                                 --------
                                                                    1,339
                                                                 --------
               DISTRIBUTORS (0.2%)
        7,900  Genuine Parts Co.(a)                                   300
        1,000  Jardine Cycle & Carriage Ltd.(a),(b)                    19
       46,000  Li & Fung Ltd.(a),(b)                                  188
       15,781  Pacific Brands Ltd.*(b)                                 16
                                                                 --------
                                                                      523
                                                                 --------
               EDUCATION SERVICES (0.6%)
       29,200  Career Education Corp.*(a)                             680
       65,700  Corinthian Colleges, Inc.*(a)                          905
        3,700  DeVry, Inc.(a)                                         210
                                                                 --------
                                                                    1,795
                                                                 --------
               GENERAL MERCHANDISE STORES (0.1%)
        1,600  Big Lots, Inc.*                                         46
        1,400  Dollar Tree, Inc.*(a)                                   68
        7,800  Family Dollar Stores, Inc.(a)                          217
       18,687  Harvey Norman Holding Ltd.(a),(b)                       70
                                                                 --------
                                                                      401
                                                                 --------
               HOME FURNISHINGS (0.3%)
       34,500  Tempur-Pedic International, Inc.*                      815
                                                                 --------
               HOME IMPROVEMENT RETAIL (0.3%)
       23,800  Home Depot, Inc.(a)                                    689
       63,631  Kingfisher plc(a),(b)                                  233
                                                                 --------
                                                                      922
                                                                 --------
               HOMEBUILDING (0.1%)
          200  NVR, Inc.*(a)                                          142
        8,100  Ryland Group, Inc.(a)                                  160
                                                                 --------
                                                                      302
                                                                 --------
               HOMEFURNISHING RETAIL (0.3%)
       13,800  Kirklands, Inc.*(a)                                    240
        1,300  Nitori Co.(a),(b)                                       97
       23,600  Williams-Sonoma, Inc.                                  490
                                                                 --------
                                                                      827
                                                                 --------

--------------------------------------------------------------------------------
16  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

               HOTELS, RESORTS, & CRUISE LINES (0.1%)
        5,186  Carnival plc*(a),(b)                              $    177
                                                                 --------
               HOUSEHOLD APPLIANCES (0.0%)
        4,208  Electrolux AB "B"*(a),(b)                               99
                                                                 --------
               HOUSEWARES & SPECIALTIES (0.8%)
       45,200  American Greetings Corp. "A"(a)                        985
       32,700  Tupperware Brands Corp.(a)                           1,523
                                                                 --------
                                                                    2,508
                                                                 --------
               INTERNET RETAIL (0.5%)
        7,800  Amazon.com, Inc.*(a)                                 1,049
        4,300  Expedia, Inc.*                                         111
        2,000  Priceline.com, Inc.*(a)                                437
                                                                 --------
                                                                    1,597
                                                                 --------
               LEISURE FACILITIES (0.1%)
        5,700  Vail Resorts, Inc.*(a)                                 216
                                                                 --------
               LEISURE PRODUCTS (0.1%)
        4,200  Polaris Industries, Inc.(a)                            183
                                                                 --------
               MOVIES & ENTERTAINMENT (0.5%)
        1,506  AOL, Inc.*                                              35
       38,700  News Corp. "A"                                         530
       17,366  Time Warner, Inc.(a)                                   506
       10,900  Viacom, Inc. "B"*                                      324
        7,500  Vivendi S.A.(a),(b)                                    221
        2,000  Walt Disney Co.                                         65
                                                                 --------
                                                                    1,681
                                                                 --------
               PHOTOGRAPHIC PRODUCTS (0.0%)
        5,600  Nikon Corp.(a),(b)                                     111
                                                                 --------
               PUBLISHING (0.2%)
       36,349  Fairfax Media Ltd.(a),(b)                               56
       21,800  Gannett Co., Inc.(a)                                   324
        3,700  McGraw-Hill Companies, Inc.                            124
        2,227  Pearson plc(a),(b)                                      32
        3,051  Reed Elsevier N.V.(a),(b)                               37
                                                                 --------
                                                                      573
                                                                 --------
               RESTAURANTS (0.8%)
        6,800  CEC Entertainment, Inc.*(a)                            217
       21,600  McDonald's Corp.(a)                                  1,349
       41,100  Starbucks Corp.*(a)                                    948
                                                                 --------
                                                                    2,514
                                                                 --------

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  17

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

               SPECIALIZED CONSUMER SERVICES (0.1%)
        7,400  Brinks Home Security Holdings, Inc.*(a)           $    242
        5,000  H&R Block, Inc.                                        113
                                                                 --------
                                                                      355
                                                                 --------
               SPECIALTY STORES (0.3%)
       22,700  Barnes & Noble, Inc.(a)                                433
        2,800  PetSmart, Inc.(a)                                       75
       11,100  Signet Jewelers Ltd.*                                  296
        4,000  Tractor Supply Co.*(a)                                 212
                                                                 --------
                                                                    1,016
                                                                 --------
               TIRES & RUBBER (0.0%)
          866  Compagnie Generale des Establissements
                 Michelin(a),(b)                                       66
                                                                 --------
               Total Consumer Discretionary                        33,340
                                                                 --------
               CONSUMER STAPLES (8.2%)
               AGRICULTURAL PRODUCTS (0.3%)
       22,900  Archer-Daniels-Midland Co.(a)                          717
       57,200  Golden Agri-Resources Ltd.*(a),(b)                      20
        3,834  Suedzucker AG(a),(b)                                    80
       67,000  Wilmar International Ltd.(a),(b)                       304
                                                                 --------
                                                                    1,121
                                                                 --------
               BREWERS (0.2%)
        6,029  Heineken N.V.(a),(b)                                   286
        8,458  InBev N.V.(a),(b)                                      437
        5,000  Kirin Holdings Co. Ltd.(a),(b)                          80
                                                                 --------
                                                                      803
                                                                 --------
               DISTILLERS & VINTNERS (0.1%)
       23,405  Diageo plc(a),(b)                                      408
                                                                 --------
               DRUG RETAIL (0.5%)
       27,500  CVS Caremark Corp.                                     886
       15,700  Walgreen Co.(a)                                        576
                                                                 --------
                                                                    1,462
                                                                 --------
               FOOD DISTRIBUTORS (0.1%)
        8,100  Andersons, Inc.(a)                                     209
                                                                 --------
               FOOD RETAIL (0.5%)
        1,657  Casino Guichard-Perrachon S.A.(a),(b)                  148
          900  Ingles Markets, Inc. "A"(a)                             14
       14,670  Jeronimo Martins SGPS S.A.(b)                          146
        4,868  Koninklijke Ahold N.V.(a),(b)                           65
       11,300  Kroger Co.(a)                                          232
        1,127  Rallye S.A.(a),(b)                                      39

--------------------------------------------------------------------------------
18  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       16,697  Tesco plc(a),(b)                                  $    115
       15,500  Whole Foods Market, Inc.*                              425
        6,538  William Morrison Supermarket plc(a),(b)                 29
        9,905  Woolworths Ltd.(a),(b)                                 248
                                                                 --------
                                                                    1,461
                                                                 --------
               HOUSEHOLD PRODUCTS (1.6%)
       18,300  Colgate-Palmolive Co.(a)                             1,503
        1,361  Henkel AG & Co. KGaA(a),(b)                             61
       33,600  Kimberly-Clark Corp.(a)                              2,141
       16,900  Procter & Gamble Co.(a)                              1,025
        4,678  Reckitt Benckiser Group plc(a),(b)                     253
                                                                 --------
                                                                    4,983
                                                                 --------
               HYPERMARKETS & SUPER CENTERS (0.7%)
       38,000  Wal-Mart Stores, Inc.(a)                             2,031
        7,671  Wesfarmers Ltd.(a),(b)                                 214
                                                                 --------
                                                                    2,245
                                                                 --------
               PACKAGED FOODS & MEAT (1.8%)
        8,060  Cadbury plc(b)                                         104
       37,800  Campbell Soup Co.(a)                                 1,278
       16,000  General Mills, Inc.                                  1,133
       82,040  Goodman Fielder Ltd.(a),(b)                            119
       17,600  Hershey Co.(a)                                         630
        6,300  J.M. Smucker Co.                                       389
        8,500  Kraft Foods, Inc. "A"(a)                               231
        2,800  Lancaster Colony Corp.(a)                              139
           47  Lindt & Spruengli(a),(b)                               101
       11,511  Nestle S.A.(a),(b)                                     559
        1,000  Nisshin Seifun Group, Inc.(a),(b)                       13
        3,200  Nissin Food Products Co. Ltd.(a),(b)                   104
       28,800  Sara Lee Corp.(a)                                      351
        4,802  Unilever N.V.(a),(b)                                   157
        9,464  Unilever plc(a),(b)                                    303
        1,400  Yakult Honsha Co. Ltd.(a),(b)                           42
                                                                 --------
                                                                    5,653
                                                                 --------
               PERSONAL PRODUCTS (0.3%)
        8,300  Herbalife Ltd.                                         337
       13,300  Mead Johnson Nutrition Co.(a)                          581
        3,300  Shiseido Co.(a),(b)                                     63
                                                                 --------
                                                                      981
                                                                 --------
               SOFT DRINKS (1.0%)
       17,171  Coca-Cola Amatil Ltd.(a),(b)                           177
       19,000  Coca-Cola Co.                                        1,083

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  19

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       45,300  Coca-Cola Enterprises, Inc.(a)                    $    960
       14,800  PepsiCo, Inc.(a)                                       900
                                                                 --------
                                                                    3,120
                                                                 --------
               TOBACCO (1.1%)
       18,096  British America Tobacco plc(a),(b)                     587
       16,465  Imperial Tobacco Group plc(a),(b)                      519
        5,700  Lorillard, Inc.(a)                                     457
       30,800  Philip Morris International, Inc.(a)                 1,484
        9,400  Reynolds American, Inc.(a)                             498
        1,122  Swedish Match(a),(b)                                    25
                                                                 --------
                                                                    3,570
                                                                 --------
               Total Consumer Staples                              26,016
                                                                 --------
               ENERGY (7.8%)
               COAL & CONSUMABLE FUELS (0.0%)
        1,200  Peabody Energy Corp.(a)                                 54
                                                                 --------
               INTEGRATED OIL & GAS (3.9%)
        6,872  BG Group plc(a),(b)                                    123
      124,842  BP plc(a),(b)                                        1,207
       20,600  Chevron Corp.(a)                                     1,586
       40,600  ConocoPhillips(a)                                    2,073
       10,784  ENI S.p.A.(a),(b)                                      275
       58,100  Exxon Mobil Corp.(a)                                 3,962
        5,500  Occidental Petroleum Corp.(a)                          447
        6,168  OMV AG(a),(b)                                          270
        8,098  Repsol YPF S.A.(a),(b)                                 216
       21,582  Royal Dutch Shell plc "A"(a),(b)                       652
       21,679  Royal Dutch Shell plc "B"(a),(b)                       632
       10,100  Statoil ASA(a),(b)                                     252
        9,892  Total S.A.(a),(b)                                      634
                                                                 --------
                                                                   12,329
                                                                 --------
               OIL & GAS DRILLING (0.7%)
       17,600  ENSCO International plc ADR                            703
        3,400  Helmerich & Payne, Inc.                                136
       23,800  Patterson-UTI Energy, Inc.(a)                          365
       46,900  Rowan Companies, Inc.*(a)                            1,062
                                                                 --------
                                                                    2,266
                                                                 --------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
        5,003  Cameron International Corp.*(a)                        209
       16,700  Helix Energy Solutions Group, Inc.*(a)                 196
       11,400  National-Oilwell Varco, Inc.(a)                        503
        4,900  Oceaneering International, Inc.*(a)                    287

--------------------------------------------------------------------------------
20  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       17,900  Oil States International, Inc.*(a)                $    703
        8,100  Schlumberger Ltd.(a)                                   527
          308  Technip S.A.(a),(b)                                     22
        6,595  Tenaris S.A.(a),(b)                                    141
                                                                 --------
                                                                    2,588
                                                                 --------
               OIL & GAS EXPLORATION & PRODUCTION (1.9%)
       16,500  Anadarko Petroleum Corp.(a)                          1,030
        4,900  Arena Resources, Inc.*(a)                              211
        7,000  Cimarex Energy Co.(a)                                  371
       18,800  Devon Energy Corp.(a)                                1,382
       12,400  EXCO Resources, Inc.(a)                                263
       39,600  Gran Tierra Energy, Inc.*(a)                           227
           20  INPEX Holdings, Inc.(b)                                150
       21,300  Mariner Energy, Inc.*(a)                               247
       19,700  Newfield Exploration Co.*(a)                           950
       26,800  Quicksilver Resources, Inc.*(a)                        402
       18,600  Rosetta Resources, Inc.*(a)                            371
        3,500  Whiting Petroleum Corp.*                               250
                                                                 --------
                                                                    5,854
                                                                 --------
               OIL & GAS REFINING & MARKETING (0.1%)
        8,664  Hellenic Petroleum S.A.(a),(b)                          96
       32,000  Nippon Oil Corp.(a),(b)                                148
        7,300  World Fuel Services Corp.(a)                           196
                                                                 --------
                                                                      440
                                                                 --------
               OIL & GAS STORAGE & TRANSPORTATION (0.4%)
       20,200  El Paso Corp.(a)                                       199
       12,300  Teekay Corp.                                           285
       43,500  Williams Companies, Inc.(a)                            917
                                                                 --------
                                                                    1,401
                                                                 --------
               Total Energy                                        24,932
                                                                 --------
               FINANCIALS (14.6%)
               ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
       57,138  3i Group plc(b)                                        258
       23,800  Apollo Investment Corp.(a)                             227
       32,200  Ares Capital Corp.(a)                                  401
       19,200  Bank of New York Mellon Corp.(a)                       537
        1,600  BlackRock, Inc. "A"(a)                                 372
        6,800  Franklin Resources, Inc.(a)                            716
       21,300  Invesco Ltd. ADR(a)                                    500
                                                                 --------
                                                                    3,011
                                                                 --------

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  21

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

               CONSUMER FINANCE (1.2%)
       35,600  American Express Co.                              $  1,443
       40,200  Capital One Financial Corp.(a)                       1,541
       56,100  Discover Financial Services(a)                         825
                                                                 --------
                                                                    3,809
                                                                 --------
               DIVERSIFIED BANKS (3.2%)
       13,007  Australia and New Zealand Banking Group
                 Ltd.(a),(b)                                          265
       82,367  Banca Intesa S.p.A.*(a),(b)                            369
       31,264  Banco Bilbao Vizcaya Argentaria S.A.(a),(b)            566
       37,426  Banco Espirito Santo S.A.(a),(b)                       243
       12,093  Banco Popular Espanol S.A.(a),(b)                       88
       56,855  Banco Santander S.A.(a),(b)                            934
        3,418  Bank of Cyprus(a),(b)                                   24
       95,271  Barclays plc(a),(b)                                    420
        8,344  BNP Paribas S.A.(a),(b)                                658
       45,500  BOC Hong Kong Holdings Ltd.(a),(b)                     103
        9,373  Commonwealth Bank of Australia(a),(b)                  457
       21,877  Credit Agricole S.A.(a),(b)                            381
       21,700  DBS Group Holdings Ltd.(a),(b)                         236
       23,476  Dexia*(a),(b)                                          148
        8,800  DnB NOR ASA*(a),(b)                                     96
        4,430  Erste Bank der Oesterreichischen Sparkassen
                 AG(a),(b)                                            164
        4,900  Hang Seng Bank(a),(b)                                   72
       82,166  HSBC Holdings plc(a),(b)                               938
       41,872  Intesa Sanpaolo(a),(b)                                 140
        7,818  KBC Groep N.V.*(a),(b)                                 339
       44,478  Lloyds TSB Group plc*(a),(b)                            36
       14,600  Mitsubishi UFJ Financial Group, Inc.(a),(b)             71
        8,400  Mizuho Financial Group, Inc.(b)                         15
        9,987  National Australia Bank Ltd.(a),(b)                    243
        6,468  National Bank of Greece S.A.*(a),(b)                   165
       67,823  Natixis*(b)                                            338
        8,000  Overseas Chinese Town Asia Holdings Ltd.(a),(b)         51
        3,357  Standard Chartered plc(a),(b)                           84
        6,000  Sumitomo Mitsui Financial Group, Inc.(a),(b)           171
        4,903  Svenska Handelsbanken AB "A"(a),(b)                    140
       67,614  UniCredito Italiano S.p.A.*(a),(b)                     225
        6,000  United Overseas Bank Ltd.(a),(b)                        83
       62,100  Wells Fargo & Co.(a)                                 1,676
       11,096  Westpac Banking Corp.(a),(b)                           250
                                                                 --------
                                                                   10,189
                                                                 --------
               DIVERSIFIED CAPITAL MARKETS (0.5%)
       12,978  Credit Suisse Group(a),(b)                             639
        7,956  Deutsche Bank AG(a),(b)                                561

--------------------------------------------------------------------------------
22  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       16,930  UBS AG*(a),(b)                                    $    260
                                                                 --------
                                                                    1,460
                                                                 --------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
       49,000  Hang Lung Properties Ltd.(a),(b)                       191
        2,000  Henderson Land Development Co. Ltd.(a),(b)              15
       13,000  Sun Hung Kai Properties Ltd.(a),(b)                    193
       13,000  Swire Pacific Ltd.(a),(b)                              157
       11,000  UOL Group Ltd.(a),(b)                                   32
       19,000  Wharf (Holdings) Ltd.(a),(b)                           109
       49,000  Wheelock & Co. Ltd.(a),(b)                             150
                                                                 --------
                                                                      847
                                                                 --------
               INSURANCE BROKERS (0.0%)
        3,800  Aon Corp.(a)                                           146
                                                                 --------
               INVESTMENT BANKING & BROKERAGE (1.2%)
       17,000  Daiwa Securities Group, Inc.(a),(b)                     85
       13,300  Goldman Sachs Group, Inc.(a)                         2,246
       63,000  Knight Capital Group, Inc. "A"*(a)                     970
        7,300  Piper Jaffray Co., Inc.*(a)                            369
                                                                 --------
                                                                    3,670
                                                                 --------
               LIFE & HEALTH INSURANCE (0.6%)
       13,621  AMP Ltd.(a),(b)                                         82
        2,491  CNP Assurances(a),(b)                                  241
        9,100  Delphi Financial Group, Inc. "A"(a)                    204
      203,533  Legal & General Group plc(a),(b)                       262
       12,300  MetLife, Inc.(a)                                       435
      144,774  Old Mutual plc*(a),(b)                                 253
        8,000  Prudential Financial, Inc.(a)                          398
       13,273  Prudential plc(a),(b)                                  135
                                                                 --------
                                                                    2,010
                                                                 --------
               MULTI-LINE INSURANCE (0.5%)
        2,253  Allianz Holding AG(a),(b)                              280
        4,200  Assurant, Inc.(a)                                      124
       38,811  Aviva plc(a),(b)                                       246
        7,922  AXA S.A.(a),(b)                                        187
          398  Generali Deutschland Holding AG(a),(b)                  42
       14,300  Horace Mann Educators Corp.(a)                         179
       17,139  Mapfre S.A.(b)                                          72
          409  Topdanmark A/S*(a),(b)                                  55
        1,804  Zurich Financial Services AG(a),(b)                    392
                                                                 --------
                                                                    1,577
                                                                 --------
               MULTI-SECTOR HOLDINGS (0.1%)
        1,017  Groupe Bruxelles Lambert S.A.(a),(b)                    96

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  23

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

        1,041  Pargesa Holding S.A.(b)                           $     91
                                                                 --------
                                                                      187
                                                                 --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
      157,300  Bank of America Corp.(a)                             2,369
      237,500  Citigroup, Inc.*(a)                                    786
       43,696  ING Groep N.V.*(a),(b)                                 423
       60,600  JPMorgan Chase & Co.(a)                              2,525
        2,028  OKO Bank plc "A"(a),(b)                                 22
                                                                 --------
                                                                    6,125
                                                                 --------
               PROPERTY & CASUALTY INSURANCE (0.9%)
        7,000  Allied World Assurance Co. Holdings Ltd.               323
       24,100  Allstate Corp.(a)                                      724
        6,600  Argo Group International Holdings Ltd.*(a)             192
       13,200  Chubb Corp.(a)                                         649
       20,146  Insurance Australia Group Ltd.(a),(b)                   72
       17,900  Progressive Corp.(a)                                   322
       31,472  Suncorp Metway(a),(b)                                  243
          200  White Mountains Insurance Group Ltd.(a)                 67
        7,500  XL Capital Ltd. "A"                                    137
                                                                 --------
                                                                    2,729
                                                                 --------
               REAL ESTATE DEVELOPMENT (0.0%)
       11,000  Cheung Kong Holdings Ltd.(a),(b)                       142
                                                                 --------
               REAL ESTATE OPERATING COMPANIES (0.0%)
        2,807  Sponda Oyj*(a),(b)                                      11
                                                                 --------
               REGIONAL BANKS (1.0%)
       11,005  Bendigo Bank Ltd.(a),(b)                                96
        1,800  Capital City Bank Group, Inc.(a)                        25
        2,000  Chiba Bank Ltd.(a),(b)                                  12
       25,180  Commerce Bancshares, Inc.(a)                           975
        1,900  Community Trust Bancorp, Inc.(a)                        46
       11,100  Fifth Third Bancorp(a)                                 108
       57,000  Fukuoka Financial Group, Inc.(a),(b)                   198
       16,400  Fulton Financial Corp.(a)                              143
       14,000  Gunma Bank Ltd.(a),(b)                                  71
       39,000  Hokuhoku Financial Group, Inc.(a),(b)                   79
       15,200  KeyCorp(a)                                              84
       19,800  Marshall & Ilsley Corp.(a)                             108
        7,800  PNC Financial Services Group, Inc.(a)                  412
       19,400  Regions Financial Corp.(a)                             103
        1,100  Resona Holdings, Inc.(a),(b)                            11
       48,300  Sapporo Hokuyo Holdings, Inc.(a),(b)                   175
       11,300  StellarOne Corp.(a)                                    113

--------------------------------------------------------------------------------
24  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

        5,600  SunTrust Banks, Inc.(a)                           $    114
       20,600  Umpqua Holdings Corp.(a)                               276
       17,000  Yamaguchi Financial Group, Inc.(b)                     157
                                                                 --------
                                                                    3,306
                                                                 --------
               REINSURANCE (0.5%)
        3,600  Endurance Specialty Holdings Ltd.(a)                   134
        2,400  Everest Reinsurance Group Ltd.                         206
        5,249  Hannover Rueckversicherungs*(a),(b)                    246
       11,900  Montpelier Re Holdings Ltd.(a)                         206
        2,100  PartnerRe Ltd.                                         157
       14,300  Platinum Underwriters Holdings Ltd.                    547
        1,000  Reinsurance Group of America, Inc. "A"(a)               48
        3,700  RenaissanceRe Holdings Ltd.                            197
                                                                 --------
                                                                    1,741
                                                                 --------
               REITS - DIVERSIFIED (0.2%)
       37,000  BGP Holdings plc, acquired 8/06/2009; cost:
                 $0*(b),(c)                                            --
        7,800  CapLease, Inc.(a)                                       34
       30,001  Dexus Property Group(b)                                 23
          603  Gecina S.A.(a),(b)                                      65
      133,362  GPT Group(a),(b)                                        71
       51,447  Stockland(a),(b)                                       181
        4,359  Vornado Realty Trust(a)                                305
                                                                 --------
                                                                      679
                                                                 --------
               REITS - INDUSTRIAL (0.2%)
          200  AMB Property Corp.(a)                                    5
       37,500  DCT Industrial Trust, Inc.(a)                          188
        6,400  First Potomac Realty Trust(a)                           80
       23,900  Monmouth Real Estate Investment Corp. "A"(a)           178
        1,800  ProLogis(a)                                             25
                                                                 --------
                                                                      476
                                                                 --------
               REITS - MORTGAGE (0.1%)
       13,700  Annaly Capital Management, Inc.(a)                     238
                                                                 --------
               REITS - OFFICE (0.2%)
        2,600  Boston Properties, Inc.(a)                             175
        4,300  Digital Realty Trust, Inc.(a)                          216
       12,500  Parkway Properties, Inc.(a)                            260
          792  Societe de la Tour Eiffel(a),(b)                        60
                                                                 --------
                                                                      711
                                                                 --------
               REITS - RESIDENTIAL (0.2%)
        1,315  AvalonBay Communities, Inc.(a)                         108
          800  Camden Property Trust(a)                                34
        4,600  Equity Residential Properties Trust(a)                 155

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  25

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       11,900  Sun Communities, Inc.(a)                          $    235
                                                                 --------
                                                                      532
                                                                 --------
               REITS - RETAIL (0.4%)
          200  Federal Realty Investment Trust(a)                      14
        2,400  Kimco Realty Corp.(a)                                   32
        5,900  Regency Centers Corp.(a)                               207
        7,416  Simon Property Group, Inc.(a)                          592
          796  Unibail-Rodamco(a),(b)                                 175
        4,900  Urstadt Biddle Properties, Inc. "A"(a)                  75
        8,648  Westfield Group(a),(b)                                  96
                                                                 --------
                                                                    1,191
                                                                 --------
               REITS - SPECIALIZED (0.3%)
       21,500  DiamondRock Hospitality Co.*(a)                        182
       16,600  Extra Space Storage, Inc.(a)                           192
        1,800  HCP, Inc.(a)                                            55
        5,093  Host Hotels & Resorts, Inc.*(a)                         59
       21,800  Medical Properties Trust, Inc.(a)                      218
        1,300  Public Storage(a)                                      106
        2,400  Rayonier, Inc.(a)                                      101
          900  Universal Health Realty Income Trust(a)                 29
                                                                 --------
                                                                      942
                                                                 --------
               SPECIALIZED FINANCE (0.1%)
          500  CME Group, Inc.                                        168
        1,800  Hong Kong Exchanges & Clearing Ltd.(a),(b)              32
        2,850  Mitsubishi UFJ Lease & Finance Co., Ltd.(a),(b)         86
                                                                 --------
                                                                      286
                                                                 --------
               THRIFTS & MORTGAGE FINANCE (0.1%)
       15,900  Provident Financial Services, Inc.(a)                  169
       21,300  Provident New York Bancorp(a)                          180
                                                                 --------
                                                                      349
                                                                 --------
               Total Financials                                    46,364
                                                                 --------
               HEALTH CARE (9.7%)
               BIOTECHNOLOGY (1.2%)
       20,100  Amgen, Inc.*(a)                                      1,137
       27,600  Enzon Pharmaceuticals, Inc.*(a)                        291
       34,200  Gilead Sciences, Inc.*(a)                            1,480
      142,400  PDL BioPharma, Inc.(a)                                 977
                                                                 --------
                                                                    3,885
                                                                 --------
               HEALTH CARE DISTRIBUTORS (0.9%)
       44,400  AmerisourceBergen Corp.(a)                           1,158
       17,600  Cardinal Health, Inc.(a)                               567

--------------------------------------------------------------------------------
26  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

        5,000  CareFusion Corp.*                                 $    125
       15,800  McKesson Corp.(a)                                      987
           32  Ship Healthcare Holdings, Inc.(b)                       18
                                                                 --------
                                                                    2,855
                                                                 --------
               HEALTH CARE EQUIPMENT (0.7%)
        5,200  Baxter International, Inc.(a)                          305
        1,400  Becton, Dickinson and Co.                              110
        9,400  Hill-Rom Holdings, Inc.(a)                             225
        6,500  Hospira, Inc.*                                         331
          200  Intuitive Surgical, Inc.*                               61
        7,300  Kinetic Concepts, Inc.*                                275
        7,600  Medtronic, Inc.                                        334
          898  Sonova Holding AG(a),(b)                               109
        2,000  Stryker Corp.                                          101
          946  Synthes, Inc.(a),(b)                                   124
        1,900  Terumo Corp.(a),(b)                                    114
          977  William Demant Holding A/S*(a),(b)                      74
                                                                 --------
                                                                    2,163
                                                                 --------
               HEALTH CARE FACILITIES (0.1%)
        6,900  Psychiatric Solutions, Inc.*(a)                        146
                                                                 --------
               HEALTH CARE SERVICES (0.6%)
       10,200  Emergency Medical Services Corp. "A"*(a)               553
       21,000  Medco Health Solutions, Inc.*(a)                     1,342
                                                                 --------
                                                                    1,895
                                                                 --------
               HEALTH CARE SUPPLIES (0.1%)
          613  Coloplast A/S "B"(b)                                    56
        7,600  Cooper Companies, Inc.                                 289
                                                                 --------
                                                                      345
                                                                 --------
               MANAGED HEALTH CARE (1.1%)
       27,500  Aetna, Inc.(a)                                         872
       32,800  Coventry Health Care, Inc.*(a)                         797
       13,000  Humana, Inc.*(a)                                       570
       39,700  UnitedHealth Group, Inc.(a)                          1,210
                                                                 --------
                                                                    3,449
                                                                 --------
               PHARMACEUTICALS (5.0%)
       27,600  Abbott Laboratories(a)                               1,490
        2,800  Allergan, Inc.(a)                                      176
        1,100  Astellas Pharma, Inc.(a),(b)                            41
       15,517  AstraZeneca plc(a),(b)                                 729
        5,141  Bayer AG(a),(b)                                        411
        1,800  Dainippon Sumitomo Pharma Co., Ltd.(b)                  19
       28,800  Eli Lilly and Co.(a)                                 1,029

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  27

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

        8,900  Forest Laboratories, Inc.*(a)                     $    286
       29,717  GlaxoSmithKline plc(a),(b)                             630
       18,700  Impax Laboratories, Inc.*(a)                           254
       52,700  Johnson & Johnson(a)                                 3,394
       22,900  Medicis Pharmaceutical Corp. "A"(a)                    619
       21,000  Merck & Co., Inc.(a)                                   767
       14,706  Novartis AG(a),(b)                                     801
        3,244  Novo Nordisk A/S(a),(b)                                208
        2,800  Ono Pharmaceutical Co., Ltd.(a),(b)                    120
       15,300  Par Pharmaceutical Companies, Inc.*(a)                 414
      137,000  Pfizer, Inc.(a)                                      2,492
        4,470  Roche Holdings AG(a),(b)                               760
        8,997  Sanofi-Aventis S.A.(a),(b)                             705
          300  Santen Pharm Co.(a),(b)                                 10
        7,800  Takeda Pharmaceutical Co. Ltd.(a),(b)                  320
        7,900  Watson Pharmaceuticals, Inc.*                          313
                                                                 --------
                                                                   15,988
                                                                 --------
               Total Health Care                                   30,726
                                                                 --------
               INDUSTRIALS (8.9%)
               AEROSPACE & DEFENSE (1.6%)
        7,491  BAE Systems plc(a),(b)                                  43
        2,500  Cubic Corp.(a)                                          93
       14,300  ITT Corp.(a)                                           711
       16,500  Lockheed Martin Corp.(a)                             1,243
       28,500  Northrop Grumman Corp.(a)                            1,592
        9,600  Raytheon Co.(a)                                        495
        1,514  Safran S.A.(a),(b)                                      29
       14,100  United Technologies Corp.(a)                           979
                                                                 --------
                                                                    5,185
                                                                 --------
               AIR FREIGHT & LOGISTICS (0.8%)
       16,127  Deutsche Post AG(a),(b)                                310
        7,200  FedEx Corp.(a)                                         601
        5,975  TNT N.V.(a),(b)                                        183
       25,800  United Parcel Service, Inc. "B"(a)                   1,480
                                                                 --------
                                                                    2,574
                                                                 --------
               AIRLINES (0.3%)
       25,100  Alaska Air Group, Inc.*(a)                             867
          800  Copa Holdings S.A. "A"                                  44
       14,014  Qantas Airways Ltd.(a),(b)                              37
                                                                 --------
                                                                      948
                                                                 --------
               BUILDING PRODUCTS (0.4%)
        1,700  Armstrong World Industries, Inc.*(a)                    66

--------------------------------------------------------------------------------
28  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       38,000  Asahi Glass Co. Ltd.(a),(b)                       $    356
        2,300  Daikin Industries, Ltd.(b)                              90
       14,600  Insteel Industries, Inc.(a)                            190
        3,700  Owens Corning, Inc.*(a)                                 95
       22,200  Quanex Building Products Corp.(a)                      376
                                                                 --------
                                                                    1,173
                                                                 --------
               COMMERCIAL PRINTING (0.3%)
        6,000  Dai Nippon Printing Co. Ltd.(a),(b)                     76
       39,300  R.R. Donnelley & Sons Co.(a)                           875
                                                                 --------
                                                                      951
                                                                 --------
               CONSTRUCTION & ENGINEERING (0.3%)
       56,570  Balfour Beatty plc(a),(b)                              235
        4,229  Bouygues S.A.(a),(b)                                   221
        2,185  Kier Group plc(a),(b)                                   36
       13,500  Shaw Group, Inc.*(a)                                   388
        1,700  URS Corp.*(a)                                           76
          210  Vinci S.A.(b)                                           12
                                                                 --------
                                                                      968
                                                                 --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
        4,900  Bucyrus International, Inc.                            276
        5,000  Daihatsu Diesel Manufacturing Co., Ltd.(a),(b)          18
        2,400  Hitachi Construction Machinery Co. Ltd.(a),(b)          63
        4,400  Komatsu Ltd.(a),(b)                                     92
        4,000  Kubota Corp.(a),(b)                                     37
       80,000  Mitsui Engineering & Shipbuilding Co.,
                 Ltd.(a),(b)                                          191
       13,400  Oshkosh Corp.(a)                                       496
       31,000  Trinity Industries, Inc.(a)                            541
                                                                 --------
                                                                    1,714
                                                                 --------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
       19,346  Cape plc*(a),(b)                                        70
                                                                 --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
        1,800  A123 Systems, Inc.*                                     40
        6,100  Baldor Electric Co.(a)                                 171
       12,400  GrafTech International Ltd.*(a)                        193
       14,200  Hubbell, Inc. "B"(a)                                   672
       17,100  Regal-Beloit Corp.(a)                                  888
        2,414  Schneider Electric S.A.(a),(b)                         280
       17,100  Sumitomo Electric Industries Ltd.(a),(b)               212
                                                                 --------
                                                                    2,456
                                                                 --------
               HEAVY ELECTRICAL EQUIPMENT (0.1%)
        3,911  ABB Ltd.*(a),(b)                                        75

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  29

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

        4,146  Alstom S.A.(a),(b)                                $    288
                                                                 --------
                                                                      363
                                                                 --------
               HIGHWAYS & RAILTRACKS (0.2%)
        5,359  Atlantia S.p.A.(a),(b)                                 139
      208,985  Macquarie Infrastructure Group(a),(b)                  249
        2,269  Societe des Autoroutes Paris-Rhin-Rhone*(a),(b)        174
                                                                 --------
                                                                      562
                                                                 --------
               INDUSTRIAL CONGLOMERATES (1.9%)
       21,200  3M Co.(a)                                            1,753
       42,000  Carlisle Companies, Inc.(a)                          1,439
       36,000  Fraser & Neave Ltd.(a),(b)                             107
      134,000  General Electric Co.(a)                              2,027
       11,000  Hutchison Whampoa Ltd.(a),(b)                           75
        4,000  Jardine Matheson Holdings Ltd.(a),(b)                  120
       14,305  Koninklijke Philips Electronics N.V.(a),(b)            424
       28,000  SembCorp Industries(b)                                  73
        1,546  Siemens AG(a),(b)                                      142
                                                                 --------
                                                                    6,160
                                                                 --------
               INDUSTRIAL MACHINERY (1.0%)
        4,468  Atlas Copco AB(a),(b)                                   65
        6,100  CIRCOR International, Inc.(a)                          154
        1,900  Donaldson Co., Inc.(a)                                  81
       23,500  Illinois Tool Works, Inc.                            1,128
        7,938  Kone Oyj "B"(a),(b)                                    339
        1,600  Lincoln Electric Holdings, Inc.(a)                      85
       14,000  Minebea Co. Ltd.(a),(b)                                 76
        7,200  Mueller Industries, Inc.(a)                            179
        6,200  Nordson Corp.(a)                                       379
       26,000  Timken Co.(a)                                          616
        1,216  Wartsila Corp. OYJ "B"(a),(b)                           49
                                                                 --------
                                                                    3,151
                                                                 --------
               MARINE (0.0%)
        2,400  Kirby Corp.*(a)                                         84
                                                                 --------
               MARINE PORTS & SERVICES (0.0%)
        7,000  Kamigumi Co. Ltd.(a),(b)                                51
          184  Koninklijke Vopak N.V.*(b)                              14
                                                                 --------
                                                                       65
                                                                 --------
               RAILROADS (0.2%)
            6  Central Japan Railway Co.(a),(b)                        40
        1,100  East Japan Railway Co.(b)                               69

--------------------------------------------------------------------------------
30  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       11,500  Kansas City Southern*                             $    383
                                                                 --------
                                                                      492
                                                                 --------
               RESEARCH & CONSULTING SERVICES (0.0%)
        7,838  Experian plc(a),(b)                                     78
                                                                 --------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
       39,000  Itochu Corp.(a),(b)                                    287
       44,000  Marubeni Corp.(a),(b)                                  240
       11,500  Mitsubishi Corp.(a),(b)                                286
        4,600  Mitsui & Co. Ltd.(a),(b)                                65
       12,000  Noble Group Ltd.(b)                                     27
        2,600  Rush Enterprises, Inc. "A"*(a)                          31
       22,600  Sumitomo Corp.(a),(b)                                  227
                                                                 --------
                                                                    1,163
                                                                 --------
               TRUCKING (0.1%)
        6,000  ComfortDelGro Corp. Ltd.(a),(b)                          7
       17,925  FirstGroup plc(a),(b)                                  122
       38,000  Nippon Express Co.(a),(b)                              156
                                                                 --------
                                                                      285
                                                                 --------
               Total Industrials                                   28,442
                                                                 --------
               INFORMATION TECHNOLOGY (13.8%)
               APPLICATION SOFTWARE (0.4%)
        8,400  Informatica Corp.*(a)                                  217
       37,900  Lawson Software, Inc.*(a)                              252
       12,400  Parametric Technology Corp.*(a)                        203
        6,600  Solera Holdings, Inc.(a)                               238
       21,600  TIBCO Software, Inc.*(a)                               208
                                                                 --------
                                                                    1,118
                                                                 --------
               COMMUNICATIONS EQUIPMENT (1.7%)
      174,400  3Com Corp.*(a)                                       1,308
       56,100  Cisco Systems, Inc.*(a)                              1,343
       19,800  Harris Corp.(a)                                        942
        5,000  Hitachi Kokusai Electric Inc.(a),(b)                    43
        5,369  Nokia Oyj(a),(b)                                        69
        7,900  Polycom, Inc.*(a)                                      197
       27,100  QUALCOMM, Inc.(a)                                    1,254
       11,000  Tekelec*(a)                                            168
                                                                 --------
                                                                    5,324
                                                                 --------
               COMPUTER HARDWARE (2.6%)
       16,600  Apple, Inc.*(a)                                      3,500
       10,600  Dell, Inc.*                                            152
       42,000  Fujitsu Ltd.(a),(b)                                    270

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  31

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       12,000  Hewlett-Packard Co.                               $    618
       27,000  International Business Machines Corp.(a)             3,535
        7,200  Teradata Corp.*(a)                                     226
        9,000  Toshiba Corp.*(a),(b)                                   50
                                                                 --------
                                                                    8,351
                                                                 --------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
        7,900  NetApp, Inc.*                                          272
       24,900  Western Digital Corp.*(a)                            1,099
                                                                 --------
                                                                    1,371
                                                                 --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
       11,200  Broadridge Financial Solutions, Inc.(a)                253
       10,300  Computer Sciences Corp.*(a)                            592
        6,542  Computershare Ltd.(a),(b)                               67
       14,100  Convergys Corp.*(a)                                    152
       12,900  CSG Systems International, Inc.*(a)                    246
        7,300  Euronet Worldwide, Inc.*(a)                            160
       17,600  Global Payments, Inc.(a)                               948
        2,700  NeuStar, Inc. "A"*(a)                                   62
                                                                 --------
                                                                    2,480
                                                                 --------
               ELECTRONIC COMPONENTS (0.5%)
        4,000  AVX Corp.(a)                                            51
        5,900  HOYA Corp.(a),(b)                                      156
        1,600  Kyocera Corp.(a),(b)                                   141
          400  Mabuchi Motor Co.(b)                                    20
        2,700  Murata Manufacturing Co., Ltd.(a),(b)                  133
        3,900  Nidec Corp.(a),(b)                                     359
       18,000  Nippon Electric Glass Co. Ltd.(a),(b)                  245
       45,500  Vishay Intertechnology, Inc.*(a)                       380
                                                                 --------
                                                                    1,485
                                                                 --------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
       11,800  Electro Scientific Industries, Inc.*(a)                128
        4,300  FUJIFILM Holdings Corp.(a),(b)                         128
                                                                 --------
                                                                      256
                                                                 --------
               ELECTRONIC MANUFACTURING SERVICES (0.5%)
       80,200  Jabil Circuit, Inc.(a)                               1,393
        6,200  Plexus Corp.*(a)                                       177
                                                                 --------
                                                                    1,570
                                                                 --------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
          200  Nintendo Co. Ltd.(a),(b)                                47
                                                                 --------
               INTERNET SOFTWARE & SERVICES (1.2%)
        9,100  Dealertrack Holdings, Inc.*(a)                         171

--------------------------------------------------------------------------------
32  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       58,200  EarthLink, Inc.(a)                                $    484
        4,200  Google, Inc. "A"*(a)                                 2,604
       15,526  United Internet AG*(a),(b)                             205
       12,300  ValueClick, Inc.*(a)                                   124
        3,900  VistaPrint N.V.*                                       221
                                                                 --------
                                                                    3,809
                                                                 --------
               IT CONSULTING & OTHER SERVICES (0.8%)
        9,300  Cognizant Technology Solutions Corp. "A"*(a)           421
       10,400  Gartner, Inc.*(a)                                      188
       15,700  MPS Group, Inc.*(a)                                    216
          800  OBIC Co., Ltd.(a),(b)                                  130
       50,100  SAIC, Inc.*(a)                                         949
       15,000  Unisys Corp.*                                          578
                                                                 --------
                                                                    2,482
                                                                 --------
               OFFICE ELECTRONICS (0.1%)
       10,100  Brother Industries Ltd.(a),(b)                         115
        3,400  Canon, Inc.(a),(b)                                     144
                                                                 --------
                                                                      259
                                                                 --------
               SEMICONDUCTOR EQUIPMENT (0.1%)
        9,000  ASM Pacific Technology Ltd.(a),(b)                      85
          885  ASML Holding N.V.(a),(b)                                30
        9,900  MKS Instruments, Inc.*(a)                              172
        2,400  Tokyo Electron Ltd.(a),(b)                             154
                                                                 --------
                                                                      441
                                                                 --------
               SEMICONDUCTORS (1.5%)
        8,100  Atheros Communications, Inc.*(a)                       277
       13,500  Elpida Memory, Inc.*(b)                                220
       11,000  Exar Corp.*(a)                                          78
       11,291  Infineon Technologies AG*(a),(b)                        62
       36,000  Intel Corp.(a)                                         735
       36,200  Micron Technology, Inc.*                               382
      273,500  RF Micro Devices, Inc.*(a)                           1,305
       80,500  Skyworks Solutions, Inc.*(a)                         1,142
       19,000  Texas Instruments, Inc.(a)                             495
       11,800  Volterra Semiconductor Corp.*                          226
                                                                 --------
                                                                    4,922
                                                                 --------
               SYSTEMS SOFTWARE (1.8%)
       14,000  Ariba, Inc.*(a)                                        175
      147,200  Microsoft Corp.(a)                                   4,488
       24,100  Oracle Corp.(a)                                        592
        1,900  Red Hat, Inc.*(a)                                       59

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  33

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       30,800  Symantec Corp.*(a)                                $    551
                                                                 --------
                                                                    5,865
                                                                 --------
               TECHNOLOGY DISTRIBUTORS (1.3%)
       51,200  Arrow Electronics, Inc.*(a)                          1,516
       52,600  Avnet, Inc.*(a)                                      1,586
       36,300  Ingram Micro, Inc. "A"*(a)                             634
        5,200  Tech Data Corp.*(a)                                    243
                                                                 --------
                                                                    3,979
                                                                 --------
               Total Information Technology                        43,759
                                                                 --------
               MATERIALS (5.2%)
               COMMODITY CHEMICALS (0.1%)
       17,000  Denki Kagaku Kogyo Kabushiki Kaisha(a),(b)              76
       10,000  Kaneka Corp.(a),(b)                                     64
        9,500  Kuraray Co.(a),(b)                                     111
                                                                 --------
                                                                      251
                                                                 --------
               CONSTRUCTION MATERIALS (0.2%)
        5,353  HeidelbergCement AG(a),(b)                             368
        1,336  Holcim Ltd.*(a),(b)                                    104
        1,963  Lafarge S.A.(a),(b)                                    161
                                                                 --------
                                                                      633
                                                                 --------
               DIVERSIFIED CHEMICALS (0.6%)
        3,079  AkzoNobel N.V.(a),(b)                                  203
       13,300  Ashland, Inc.(a)                                       527
        5,310  BASF AG(a),(b)                                         329
       10,300  Cabot Corp.(a)                                         270
        1,700  Eastman Chemical Co.(a)                                103
       42,600  Huntsman Corp.(a)                                      481
        1,885  Orica Ltd.(a),(b)                                       44
                                                                 --------
                                                                    1,957
                                                                 --------
               DIVERSIFIED METALS & MINING (1.3%)
        7,000  AMCOL International Corp.(a)                           199
        4,140  Anglo American Capital plc*(a),(b)                     179
        1,471  Antofagasta plc(a),(b)                                  23
       19,745  BHP Billiton Ltd.(a),(b)                               756
        4,701  BHP Billiton plc(a),(b)                                150
          975  Eurasian Natural Resources Corp. plc(b)                 14
       15,000  Freeport-McMoRan Copper & Gold, Inc.(a)              1,204
       12,531  Kazakhmys plc*(a),(b)                                  262
        8,855  Oxiana Ltd.*(a),(b)                                      9
          714  Rio Tinto Ltd.(a),(b)                                   47
        6,985  Rio Tinto plc(a),(b)                                   377

--------------------------------------------------------------------------------
34  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       86,509  Straits Resources Ltd.(a),(b)                     $    133
       17,000  Sumitomo Metal Mining Co. Ltd.(a),(b)                  251
        1,400  Walter Industries, Inc.                                106
       26,904  Xstrata plc*(a),(b)                                    474
                                                                 --------
                                                                    4,184
                                                                 --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
           74  Syngenta AG(a),(b)                                      21
        2,150  Yara International ASA(b)                               97
                                                                 --------
                                                                      118
                                                                 --------
               GOLD (0.0%)
        2,200  Newmont Mining Corp.(a)                                104
                                                                 --------
               INDUSTRIAL GASES (0.1%)
          260  Air Liquide S.A.(a),(b)                                 31
        2,132  Linde AG(a),(b)                                        256
                                                                 --------
                                                                      287
                                                                 --------
               METAL & GLASS CONTAINERS (0.2%)
        5,200  Ball Corp.(a)                                          269
        7,000  Crown Holdings, Inc.*(a)                               179
        4,360  Rexam plc(a),(b)                                        20
                                                                 --------
                                                                      468
                                                                 --------
               PAPER PACKAGING (0.3%)
        6,200  Bemis Co., Inc.(a)                                     184
       55,300  Boise, Inc.*(a)                                        293
       11,500  Rock-Tenn Co. "A"(a)                                   580
                                                                 --------
                                                                    1,057
                                                                 --------
               PAPER PRODUCTS (0.9%)
       38,900  International Paper Co.(a)                           1,042
       23,300  MeadWestvaco Corp.                                     667
        2,100  Nippon Paper Group, Inc.(a),(b)                         54
       11,600  Schweitzer-Mauduit International, Inc.(a)              816
       26,586  Svenska Cellulosa AB(a),(b)                            355
                                                                 --------
                                                                    2,934
                                                                 --------
               PRECIOUS METALS & MINERALS (0.1%)
       19,702  Fresnillo plc(a),(b)                                   249
                                                                 --------
               SPECIALTY CHEMICALS (1.0%)
        9,000  Cytec Industries, Inc.(a)                              328
        3,000  Daicel Chemical Industries, Ltd.(a),(b)                 18
       16,600  H.B. Fuller Co.(a)                                     378
        3,500  JSR Corp.(a),(b)                                        71
       13,000  Lubrizol Corp.(a)                                      948
        3,900  Minerals Technologies, Inc.(a)                         212

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  35

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

        6,800  Newmarket Corp.(a)                                $    780
        1,100  Nitto Denko Corp.(a),(b)                                39
       14,300  PolyOne Corp.*(a)                                      107
        3,000  RPM International, Inc.(a)                              61
        7,000  Sumitomo Seika Chemicals Co., Ltd.(a),(b)               26
          768  Wacker Chemie AG(b)                                    134
                                                                 --------
                                                                    3,102
                                                                 --------
               STEEL (0.4%)
        5,620  ArcelorMittal ADR(a),(b)                               255
        6,800  JFE Holdings, Inc.(a),(b)                              268
        5,700  Maruichi Steel Tube Ltd.(a),(b)                        114
       15,000  Nippon Steel Corp.(a),(b)                               61
        2,961  Onesteel Ltd.(a),(b)                                     9
        8,500  Reliance Steel & Aluminum Co.(a)                       367
        7,400  SSAB Svenskt Stal AB "A"(b)                            125
        5,200  Yamato Kogyo Co.(a),(b)                                168
                                                                 --------
                                                                    1,367
                                                                 --------
               Total Materials                                     16,711
                                                                 --------
               TELECOMMUNICATION SERVICES (3.0%)
               INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
      115,500  AT&T, Inc.(a)                                        3,237
          412  Belgacom S.A.(a),(b)                                    15
      151,815  BT Group plc(a),(b)                                    329
        1,880  Deutsche Telekom AG(a),(b)                              28
       12,870  France Telecom S.A.(a),(b)                             321
       18,835  Koninklijke (Royal) KPN N.V.(a),(b)                    319
        6,300  Nippon Telegraph & Telephone Corp.(a),(b)              248
        2,410  Portugal Telecom SGPS S.A.(a),(b)                       29
       39,100  Qwest Communications International, Inc.(a)            165
          781  Swisscom AG(a),(b)                                     298
      139,836  Telecom Italia S.p.A.(a),(b)                           199
       22,093  Telefonica S.A.(a),(b)                                 616
        7,400  Telenor ASA*(a),(b)                                    104
       27,389  Teliasonera AB(a),(b)                                  198
       34,379  Telstra Corp. Ltd.(a),(b)                              105
       39,300  Verizon Communications, Inc.(a)                      1,302
       18,200  Windstream Corp.                                       200
                                                                 --------
                                                                    7,713
                                                                 --------
               WIRELESS TELECOMMUNICATION SERVICES (0.6%)
           23  KDDI Corp.(a),(b)                                      121
        1,500  Shenandoah Telecommunications Co.(a)                    30
      116,000  Starhub Ltd.(b)                                        177

--------------------------------------------------------------------------------
36  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       14,100  Telephone & Data Systems, Inc.                    $    478
      439,921  Vodafone Group plc(a),(b)                            1,019
                                                                 --------
                                                                    1,825
                                                                 --------
               Total Telecommunication Services                     9,538
                                                                 --------
               UTILITIES (3.4%)
               ELECTRIC UTILITIES (1.6%)
        9,200  Central Vermont Public Service Corp.(a)                191
       17,000  Cheung Kong Infrastructure Holdings, Ltd.(a),(b)        65
        4,200  Chubu Electric Power Co., Inc.(a),(b)                  100
       12,506  E.ON AG(a),(b)                                         522
       52,498  EDP-Energias de Portugal(a),(b)                        232
       13,600  Empire District Electric Co.(a)                        255
       94,499  Enel S.p.A.(a),(b)                                     549
       27,200  Exelon Corp.(a)                                      1,329
       23,300  FirstEnergy Corp.(a)                                 1,082
        3,152  Fortum Oyj(a),(b)                                       85
       12,753  Iberdrola S.A.(a),(b)                                  122
       17,295  Iride S.p.A.(a),(b)                                     33
        2,900  Kansai Electric Power Co., Inc.(a),(b)                  65
        2,400  Okinawa Electric Power Co., Inc.(a),(b)                128
       11,789  Public Power Corp.*(a),(b)                             218
        3,587  Scottish & Southern Energy plc(a),(b)                   67
                                                                 --------
                                                                    5,043
                                                                 --------
               GAS UTILITIES (0.2%)
       16,071  Gas Natural SDG S.A.(a),(b)                            346
       12,000  Hong Kong and China Gas Co., Ltd.(a),(b)                30
        7,000  National Fuel Gas Co.(a)                               350
       16,358  Snam Rete Gas S.p.A.(a),(b)                             81
                                                                 --------
                                                                      807
                                                                 --------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
        8,900  Constellation Energy Group, Inc.(a)                    313
        1,800  Electric Power Development Co. Ltd.(b)                  51
       32,268  International Power plc(a),(b)                         160
       13,600  NRG Energy, Inc.*(a)                                   321
                                                                 --------
                                                                      845
                                                                 --------
               MULTI-UTILITIES (1.1%)
        2,409  AGL Energy Ltd.(a),(b)                                  30
       10,600  Dominion Resources, Inc.(a)                            412
        4,029  Gaz de France S.A.(a),(b)                              175
       21,300  MDU Resources Group, Inc.(a)                           503
       36,465  National Grid plc(a),(b)                               398
       19,400  NSTAR                                                  714

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  37

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

       18,400  Public Service Enterprise Group, Inc.(a)          $    612
        5,721  RWE AG(a),(b)                                          544
                                                                 --------
                                                                    3,388
                                                                 --------
               WATER UTILITIES (0.2%)
        7,400  Connecticut Water Service, Inc.(a)                     183
       15,100  Middlesex Water Co.(a)                                 266
        6,626  Severn Trent plc(a),(b)                                116
       11,800  Southwest Water Co.(a)                                  70
                                                                 --------
                                                                      635
                                                                 --------
               Total Utilities                                     10,718
                                                                 --------
               Total Common Stocks (cost: $244,102)               270,546
                                                                 --------

-------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
-------------------------------------------------------------------------

               PREFERRED SECURITIES (0.1%)
               CONSUMER DISCRETIONARY (0.0%)
               AUTOMOBILE MANUFACTURERS (0.0%)
        1,543  Porsche AG(a),(b)                                       97
                                                                 --------
               FINANCIALS (0.1%)
               PROPERTY & CASUALTY INSURANCE (0.1%)
   $      200  White Mountains Re Group, 7.51%,
                 perpetual(a),(d)                                     162
                                                                 --------
               GOVERNMENT (0.0%)
               U.S. GOVERNMENT (0.0%)
        6,000  Fannie Mae, 8.25%, perpetual*(a)                         7
        6,000  Freddie Mac, 8.38%, perpetual*(a)                        6
                                                                 --------
               Total Government                                        13
                                                                 --------
               Total Preferred Securities (cost: $483)                272
                                                                 --------

-------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------

               EXCHANGE-TRADED FUNDS (7.1%)
       41,886  iShares MSCI EAFE Index Fund(a)                      2,317
      492,095  iShares MSCI Emerging Markets Index Fund(a)         20,422
                                                                 --------
               Total Exchange-Traded Funds (cost: $18,884)         22,739
                                                                 --------

--------------------------------------------------------------------------------
38  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF SHARES      SECURITY                                             (000)
-------------------------------------------------------------------------

               HEDGE FUNDS (2.7%)
      527,677  Deutsche iGAP Investment Trust "B", acquired
                 8/01/2008 - 8/07/2009; cost $8,750*(c),(e)      $  8,601
                                                                 --------
               RIGHTS (0.0%)
               FINANCIALS (0.0%)
               DIVERSIFIED BANKS (0.0%)
        3,922  Fortis, acquired 10/13/2008; cost $0*(b),(c)            --
                                                                 --------
               Total Equity Securities (cost: $272,219)           302,158
                                                                 --------

-------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                       COUPON
(000)                                         RATE    MATURITY
-------------------------------------------------------------------------

               BONDS (3.0%)
               CORPORATE OBLIGATIONS (2.2%)
               ENERGY (0.2%)
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   $      200  Enbridge Energy Partners,
                 LP(a)                         8.05% 10/01/2037       186
          200  Enterprise Products
                 Operating, LP(a)              7.00   6/01/2067       178
          200  Enterprise Products
                 Operating, LP(a)              7.03   1/15/2068       184
                                                                 --------
               Total Energy                                           548
                                                                 --------
               FINANCIALS (1.5%)
               CONSUMER FINANCE (0.1%)
          200  General Motors Acceptance
                 Corp.(a)                      6.75  12/01/2014       190
                                                                 --------
               DIVERSIFIED BANKS (0.1%)
          200  USB Capital IX(a)               6.19         -(f)      163
          200  Wells Fargo Capital XV(a)       9.75         -(f)      215
                                                                 --------
                                                                      378
                                                                 --------
               LIFE & HEALTH INSURANCE (0.2%)
        1,000  StanCorp Financial Group,
                 Inc.(a)                       6.90   6/01/2067       756
                                                                 --------
               MULTI-LINE INSURANCE (0.7%)
          200  American International
                 Group, Inc.(g)                8.18   5/15/2058       134
        1,000  Genworth Financial, Inc.(g)     6.15  11/15/2066       715
          500  Glen Meadow(a),(d)              6.51   2/12/2067       371
        1,000  ILFC E-Capital Trust
                 II(a),(d)                     6.25  12/21/2065       530
          600  Oil Insurance Ltd.(a),(d)       7.56         -(f)      477
                                                                 --------
                                                                    2,227
                                                                 --------

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  39

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
PRINCIPAL                                                          MARKET
AMOUNT                                       COUPON                 VALUE
(000)          SECURITY                       RATE    MATURITY      (000)
-------------------------------------------------------------------------

               REGIONAL BANKS (0.2%)
   $      500  Webster Capital Trust IV(a)     7.65%  6/15/2037  $    320
          308  Zions Bancorp(a)                5.50  11/16/2015       218
                                                                 --------
                                                                      538
                                                                 --------
               REITS - RETAIL (0.2%)
        1,000  New Plan Excel Realty Trust,
                 Inc.(a)                       5.13   9/15/2012       715
                                                                 --------
               Total Financials                                     4,804
                                                                 --------
               INDUSTRIALS (0.2%)
               INDUSTRIAL CONGLOMERATES (0.2%)
        1,000  Textron Financial
                 Corp.(a),(d)                  6.00   2/15/2067       716
                                                                 --------
               UTILITIES (0.3%)
               ELECTRIC UTILITIES (0.3%)
        1,000  Texas Competitive Electric
                 Holding Co., LLC(h),(i)       8.40  10/10/2014       815
                                                                 --------
               Total Corporate Obligations(cost: $5,049)            6,883
                                                                 --------
               EURODOLLAR AND YANKEE OBLIGATIONS (0.5%)
               FINANCIALS (0.5%)
               DIVERSIFIED BANKS (0.0%)
          200  Credit Agricole S.A.(a),(d)     6.64         -(f)      165
          200  LBG Capital No.1 plc            8.00         -(f)      155
                                                                 --------
                                                                      320
                                                                 --------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
          500  UBS Preferred Funding Trust
                 I(a)                          8.62         -(f)      465
               MULTI-LINE INSURANCE (0.3%)
        1,000  ING Capital Funding Trust
                 III(a)                        8.44         -(f)      865
                                                                 --------
               Total Eurodollar and Yankee Obligations(cost:
                 $1,284)                                            1,650
                                                                 --------
               ASSET-BACKED SECURITIES (0.0%)
               FINANCIALS (0.0%)
               ASSET-BACKED FINANCING (0.0%)
          136  GE Equipment Midticket,
                 LLC(a)                      0.55(j)  9/15/2017       117
                                                                 --------
               COMMERCIAL MORTGAGE SECURITIES (0.3%)
               FINANCIALS (0.3%)
          785  Banc of America Commercial
                 Mortgage, Inc.              6.01(j)  7/10/2044       600
          590  Citigroup Commercial
                 Mortgage Trust(a)           6.10(j) 12/10/2049       449
                                                                 --------
               Total Commercial Mortgage Securities (cost:
                 $941)                                              1,049
                                                                 --------
               Total Bonds (cost: $7,370)                           9,699
                                                                 --------

--------------------------------------------------------------------------------
40  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
PRINCIPAL                                                          MARKET
AMOUNT                                       COUPON                 VALUE
(000)          SECURITY                       RATE    MATURITY      (000)
-------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (3.0%)
               U.S. TREASURY BILLS (0.2%)
   $      454  1.16%, 3/18/2010(k),(l)                           $    454
          110  1.17%, 6/17/2010(k),(l)                                110
                                                                 --------
               Total U.S. Treasury Bills (cost: $564)                 564
                                                                 --------

-------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------

               MONEY MARKET FUNDS (2.8%)
    8,835,080  State Street Institutional Liquid Reserve Fund,
                 0.15%(m),(n)                                       8,835
                                                                 --------
               Total Money Market Instruments (cost: $9,399)        9,399
                                                                 --------
               TOTAL INVESTMENTS (COST: $288,988)                $321,256
                                                                 ========

-------------------------------------------------------------------------
NUMBER
OF CONTRACTS
-------------------------------------------------------------------------

               PURCHASED OPTIONS (0.4%)
        2,120  Put - iShares MSCI Emerging Markets Index
                 expiring February 20, 2010 at 36                      89
        2,800  Put - iShares MSCI Emerging Markets Index
                 expiring January 16, 2010 at 37                       31
           95  Put - S&P 500 Index expiring February 20, 2010
                 at 1,040                                             114
           10  Put - S&P 500 Index expiring January 16, 2010 at
                 1,000                                                  1
          184  Put - S&P 500 Index expiring January 16, 2010 at
                 1,015                                                 35
          419  Put - S&P 500 Index expiring January 16, 2010 at
                 1,020                                                 84
          104  Put - S&P 500 Index expiring January 16, 2010 at
                 1,025                                                 22
          713  Put - S&P 500 Index expiring January 16, 2010 at
                 1,040                                                189
        5,685  Put - iShares MSCI EAFE Index expiring February
                 20, 2010 at 51                                       350
        5,910  Put - iShares MSCI EAFE Index expiring January
                 16, 2010 at 51                                        77
          610  Put - Russell 2000 Index expiring February 20,
                 2010 at 540                                          274
                                                                 --------
               TOTAL PURCHASED OPTIONS (COST: $3,327)            $  1,266
                                                                 ========
               WRITTEN OPTIONS (0.7%)
       (2,000) Call - iShares MSCI Emerging Markets Index
                 expiring January 16, 2010 at 42                     (130)
       (1,000) Call - iShares MSCI Emerging Markets Index
                 expiring January 16, 2010 at 43                      (28)
       (1,280) Call - iShares MSCI Emerging Markets Index
                 expiring January 16, 2010 at 44                      (15)

--------------------------------------------------------------------------------
                                                    PORTFOLIO OF INVESTMENTS  41

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                   MARKET
NUMBER                                                              VALUE
OF CONTRACTS   SECURITY                                             (000)
-------------------------------------------------------------------------

         (240) Call - iShares MSCI Emerging Markets Index
                 expiring January 16, 2010 at 45                 $     (1)
         (375) Call - iShares MSCI EAFE Index expiring February
                 20, 2010 at 58                                       (22)
       (5,000) Call - iShares MSCI EAFE Index expiring January
                 16, 2010 at 56                                      (242)
       (2,000) Call - iShares MSCI EAFE Index expiring January
                 16, 2010 at 58                                       (12)
       (1,400) Call - iShares MSCI EAFE Index expiring January
                 16, 2010 at 59                                        (3)
         (270) Call - On Russell 2000 Index expiring February
                 20, 2010 at 640                                     (443)
         (250) Call - Russell 2000 Index expiring January 16,
                 2010 at 630                                         (248)
          (90) Call - S&P 500 Index expiring February 20, 2010
                 at 1,160                                             (96)
         (400) Call - S&P 500 Index expiring January 16, 2010
                 at 1,130                                            (324)
         (850) Call - S&P 500 Index expiring January 16, 2010
                 at 1,135                                            (540)
          (95) Call - S&P 500 Index expiring January 16, 2010
                 at 1,150                                             (27)
                                                                 --------
               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED:
                 $2,536)                                         $ (2,131)
                                                                 ========

---------------------------------------------------------------------------------
                                                                       UNREALIZED
NUMBER OF                                                           APPRECIATION/
CONTRACTS                                 EXPIRATION    CONTRACT   (DEPRECIATION)
LONG/(SHORT)  SECURITY                       DATE     VALUE (000)           (000)
---------------------------------------------------------------------------------

              FUTURES (1.3%)
           1  SPI 200 Index Futures       03/18/2010     $  110         $  5
           3  FTSE 100 Index Futures      03/19/2010        260            6
          12  DJ Euro Stoxx 50 Index
                Futures                   03/19/2010        511           15
          44  Russell 2000 Mini Index
                Futures                   03/19/2010      2,745          (30)
           7  Nikkei 225 Index Futures    03/11/2010        373           15
                                                         ------         ----
              TOTAL FUTURES                              $3,999         $ 11
                                                         ======         ====

--------------------------------------------------------------------------------
42  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2009

--------------------------------------------------------------------------------

- GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.
  Investments in foreign securities were 27.9% of net assets at December 31,
  2009.

  The Fund may rely on certain Securities and Exchange Commission (SEC)
  exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

- CATEGORIES AND DEFINITIONS

  HEDGE FUNDS -- private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.
  The Fund may reedeem all or part of its investment upon 10 days' prior written notice.

  EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-
  denominated instruments that are issued outside the

--------------------------------------------------------------------------------
                                           NOTES TO PORTFOLIO OF INVESTMENTS  43

--------------------------------------------------------------------------------

  U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

  RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

- PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

     ADR      American depositary receipts are receipts
              issued by a U.S. bank evidencing ownership
              of foreign shares. Dividends are paid in
              U.S. dollars.
     iShares  Exchange-traded funds, managed by Barclays
              Global Fund Advisors, that represent a
              portfolio of stocks designed to closely
              track a specific market index. iShares
              funds are traded on securities exchanges.
     REIT     Real estate investment trust

- SPECIFIC NOTES

(a)  At December 31, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.

(b)  Security was fair valued at December 31, 2009, by USAA Investment
     Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

(c)  Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at December 31, 2009, was $8,601,000, which represented 2.7% of the Fund's net assets.

(d)  Restricted security that is not registered under the Securities Act of
     1933. A resale of this security in the

--------------------------------------------------------------------------------
44  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

     United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of
     Trustees, unless otherwise noted as illiquid.

(e)  Restricted security that is not registered under the Securities Act of
     1933.

(f)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g)  At December 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(h)  At December 31, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $815,000.

(i)  Senior loan (loan) - is not registered under the Securities Act of 1933.
     The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at December 31, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
     Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

(j)  Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
     December 31, 2009.

--------------------------------------------------------------------------------
                                           NOTES TO PORTFOLIO OF INVESTMENTS  45

--------------------------------------------------------------------------------

(k)  Zero-coupon security. Rate represents the effective yield at the date of purchase.

(l)  Securities with a value of $564,000 are segregated as collateral for initial margin requirements on open futures contracts.

(m)  Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2009.

(n)  Rate represents the money market fund annualized seven-day yield at
     December 31, 2009.

*    Non-income-producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

December 31, 2009

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value
     (cost of $288,988)                       $321,256
  Purchased options, at market value (cost
     of $3,327)                                  1,266
  Cash                                              34
  Cash denominated in foreign currencies
     (identified cost of $606)                     594
  Receivables:
     Capital shares sold                         1,181
     Dividends and interest                        433
     Securities sold                            24,137
                                              --------
       Total assets                            348,901
                                              --------
LIABILITIES
  Payables:
     Securities purchased                       28,387
     Capital shares redeemed                        29
  Written options, at market value (premiums
     received of $2,536)                         2,131
  Variation margin on futures contracts             32
  Accrued management fees                          155
  Other accrued expenses and payables               93
                                              --------
       Total liabilities                        30,827
                                              --------
          Net assets applicable to capital
            shares outstanding                $318,074
                                              ========
NET ASSETS CONSIST OF:
  Paid-in capital                             $300,316
  Accumulated undistributed net investment
     income                                        735
  Accumulated net realized loss on
     investments, options, and futures
     transactions                              (13,588)
  Net unrealized appreciation of
     investments, options, and futures
     contracts                                  30,623
  Net unrealized depreciation of foreign
     currency translations                         (12)
                                              --------
          Net assets applicable to capital
            shares outstanding                $318,074
                                              ========
  Capital shares outstanding, unlimited
     number of shares authorized, no par
     value                                      31,984
                                              ========
  Net asset value, redemption price, and
     offering price per share                 $   9.94
                                              ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                        FINANCIAL STATEMENTS  47

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended December 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
     of $75)                                  $  3,552
  Interest                                         689
                                              --------
       Total income                              4,241
                                              --------
EXPENSES
  Management fees                                  983
  Administration and servicing fees                 82
  Transfer agent's fees                             82
  Custody and accounting fees                      284
  Postage                                            1
  Shareholder reporting fees                        12
  Trustees' fees                                    10
  Registration fees                                 19
  Professional fees                                 70
  Other                                              9
                                              --------
       Total expenses                            1,552
                                              --------
NET INVESTMENT INCOME                            2,689
                                              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCY, OPTIONS, AND
FUTURES CONTRACTS
  Net realized gain (loss) on:
     Investments                                  (731)
     Foreign currency transactions                  34
     Options                                   (16,014)
     Futures transactions                        1,058
  Change in net unrealized
     appreciation/depreciation of:
     Investments                                48,226
     Foreign currency translations                 (12)
     Options                                     1,539
     Futures contracts                             (45)
                                              --------
       Net realized and unrealized gain         34,055
                                              --------
  Increase in net assets resulting from
     operations                               $ 36,744
                                              ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Year ended December 31, 2009, and period ended December 31, 2008

--------------------------------------------------------------------------------

                                           2009      2008*
-----------------------------------------------------------

FROM OPERATIONS
  Net investment income                  $  2,689  $    498
  Net realized loss on investments           (731)   (7,179)
  Payment from USAA Investment
     Management Company for loss
     realized on disposal of
     investments in violation of
     restrictions                               -        30
  Net realized gain on foreign currency
     transactions                              34        60
  Net realized gain (loss) on options     (16,014)   16,120
  Net realized gain (loss) on futures
     transactions                           1,058      (296)
  Change in net unrealized
     appreciation/depreciation of:
     Investments                           48,226   (15,958)
     Foreign currency translations            (12)        -
     Options                                1,539    (3,195)
     Futures contracts                        (45)       56
                                         ------------------
     Increase (decrease) in net assets
       resulting from operations           36,744    (9,864)
                                         ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                    (2,000)     (593)
  Net realized gains                       (6,529)        -
                                         ------------------
     Distributions to shareholders         (8,529)     (593)
                                         ------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold               219,051    84,085
  Reinvested dividends                      6,401        69
  Cost of shares redeemed                  (9,156)     (134)
                                         ------------------
     Increase in net assets from
       capital share transactions         216,296    84,020
                                         ------------------
  Net increase in net assets              244,511    73,563
                                         ------------------
NET ASSETS
  Beginning of year                        73,563         -
                                         ------------------
  End of year                            $318,074  $ 73,563
                                         ==================
Accumulated undistributed net
  investment income:
  End of year                            $    735  $      -
                                         ==================
CHANGE IN SHARES OUTSTANDING
  Shares sold                              23,778     8,556
  Shares issued for dividends
     reinvested                               644         8
  Shares redeemed                            (987)      (15)
                                         ------------------
     Increase in shares outstanding        23,435     8,549
                                         ==================

*    Fund commenced operations on July 31, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                        FINANCIAL STATEMENTS  49

--------------------------------------------------------------------------------

NOTES TO FINANCIAL

STATEMENTS

December 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Global
Opportunities Fund (the Fund), which is classified as nondiversified under the
1940 Act. The Fund's investment objective is to seek an average annual return that is greater than the 1-year U.S. Treasury bond, before fees and expenses, over a full market cycle while seeking to limit the Fund's exposure to large negative returns. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), stock, corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

--------------------------------------------------------------------------------
50  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-
       counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA
       Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The
       Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of
       Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In

--------------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS  51

--------------------------------------------------------------------------------

       addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
       Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the
       Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type;
       indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8. Options are valued by a pricing service at the National Best Bid/Offer
       (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges

--------------------------------------------------------------------------------
52  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

       determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the
       Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
       Valuing these securities at fair value is intended to cause the Fund's
       NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-
       dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-
    level valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

--------------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS  53

--------------------------------------------------------------------------------

    inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     ($ IN 000S)                              VALUATION HIERARCHY
     ----------------------  -----------------------------------------------------
                                    (LEVEL 1)    (LEVEL 2)
                                QUOTED PRICES        OTHER     (LEVEL 3)
                                    IN ACTIVE  SIGNIFICANT   SIGNIFICANT
                                  MARKETS FOR   OBSERVABLE  UNOBSERVABLE
     ASSETS*                 IDENTICAL ASSETS       INPUTS        INPUTS     TOTAL
     -----------------------------------------------------------------------------

     Equity Securities:
     Common Stocks               $208,096        $62,450         $-       $270,546
     Preferred Securities               6            266          -            272
     Exchange-Traded Funds         22,739              -          -         22,739
     Hedge Funds                        -          8,601          -          8,601
     Rights                             -              -          -              -
     Bonds:
     Corporate Obligations              -          6,883          -          6,883
     Eurodollar and Yankee
       Obligations                      -          1,650          -          1,650
     Asset-Backed
       Securities                       -            117          -            117
     Commercial Mortgage
       Securities                       -          1,049          -          1,049

--------------------------------------------------------------------------------
54  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

     ($ IN 000S)                        VALUATION HIERARCHY (CONTINUED)
     ----------------------  -----------------------------------------------------
                                    (LEVEL 1)    (LEVEL 2)
                                QUOTED PRICES        OTHER     (LEVEL 3)
                                    IN ACTIVE  SIGNIFICANT   SIGNIFICANT
                                  MARKETS FOR   OBSERVABLE  UNOBSERVABLE
     ASSETS*                 IDENTICAL ASSETS       INPUTS        INPUTS     TOTAL
     -----------------------------------------------------------------------------

     Money Market
       Instruments:
     U.S. Treasury Bills         $      -        $   564         $-       $    564
     Money Market Funds             8,835              -          -          8,835
     Purchased Options              1,266              -          -          1,266
     Futures*                          11              -          -             11
     -----------------------------------------------------------------------------
     Total                       $240,953        $81,580         $-        322,533
     -----------------------------------------------------------------------------

     *    Refer to the Portfolio of Investments for a
          detailed list of the Fund's investments. Futures
          are valued at the unrealized
          appreciation/depreciation on the investment.

                                QUOTED PRICES        OTHER
                                    IN ACTIVE  SIGNIFICANT   SIGNIFICANT
                                  MARKETS FOR   OBSERVABLE  UNOBSERVABLE
                        IDENTICAL LIABILITIES       INPUTS        INPUTS
     LIABILITIES                    (LEVEL 1)    (LEVEL 2)     (LEVEL 3)    TOTAL
     ----------------------------------------------------------------------------

     Written Options           $(2,131)             $-           $-       $(2,131)
     ----------------------------------------------------------------------------

C.  DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- On January 1, 2009, the
    Fund adopted an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

    The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or

--------------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS  55

--------------------------------------------------------------------------------

    securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses.
    When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period.
    Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

--------------------------------------------------------------------------------
56  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

    underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments.
    This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual

--------------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS  57

--------------------------------------------------------------------------------

    securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2009*
    (IN THOUSANDS)

                               ASSET DERIVATIVES           LIABILITY DERIVATIVES
     ----------------------------------------------------------------------------
     DERIVATIVES NOT
     ACCOUNTED FOR
     AS HEDGING        STATEMENT OF                  STATEMENT OF
     INSTRUMENTS       ASSETS AND                    ASSETS AND
     UNDER             LIABILITES                    LIABILITES
     STATEMENT 133     LOCATION          FAIR VALUE  LOCATION          FAIR VALUE
     ----------------------------------------------------------------------------

     Equity contracts  Purchased          $1,277**   Written options     $2,131
                       options;
                       Net unrealized
                       appreciation/
                       depreciation of
                       investments,
                       options, and
                       futures
                       contracts
     ----------------------------------------------------------------------------

     *    For open derivative instruments as of December
          31, 2009, see the portfolio of investments,
          which is also indicative of activity for the
          year ended December 31, 2009.
     **   Includes cumulative appreciation (depreciation)
          of futures contracts as reported in the
          portfolio of investments. Only current day's
          variation margin is reported within the
          statement of assets and liabilities.

--------------------------------------------------------------------------------
58  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

  THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE
  YEAR ENDED DECEMBER 31, 2009 (IN THOUSANDS)

                                                               CHANGE IN
     DERIVATIVES NOT                                           UNREALIZED
     ACCOUNTED FOR AS                          REALIZED        APPRECIATION
     HEDGING INSTRUMENTS  STATEMENT OF         GAIN (LOSS)     (DEPRECIATION)
     UNDER STATEMENT 133  OPERATIONS LOCATION  ON DERIVATIVES  ON DERIVATIVES
     ------------------------------------------------------------------------

     Equity contracts     Net realized            $(14,956)        $1,494
                          gain(loss) on
                          options and futures
                          transactions/
                          Change in net
                          unrealized
                          appreciation/depre-
                          ciation of options
                          and futures
                          contracts
     ------------------------------------------------------------------------

D.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
    and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining

--------------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS  59

--------------------------------------------------------------------------------

    substantially fully invested. As of December 31, 2009, the Fund's outstanding delayed-delivery commitments, including interest purchased, were
    $790,000; none of which were when-issued securities.

F.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
    Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

G.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
    Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

H.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1.  Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2.  Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

--------------------------------------------------------------------------------
60  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

I.  EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
    Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the
    Fund's expenses. For the year ended December 31, 2009, custodian and other bank credits reduced the Fund's expenses by less than $500. For the year ended December 31, 2009, the Fund did not incur any brokerage commission recapture credits.

J.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
    Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

--------------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS  61

--------------------------------------------------------------------------------

K.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2009, the Fund paid CAPCO facility fees of
$1,000, which represents 0.4% of the total fees paid to CAPCO by the USAA funds.
The Fund had no borrowings under this agreement during the year ended December
31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

--------------------------------------------------------------------------------
62  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $46,000. This includes differences in the accounting for dividend distributions, foreign currency gains and losses, and passive foreign investment corporation gains and losses. These reclassifications had no effect on net assets.

The tax character of distributions paid during the period ended December 31,
2009, was as follows:

                                         2009       2008
                                      --------------------

Ordinary income*                      $2,000,000  $558,000
Long-term realized capital gains       6,529,000    35,000

*    Includes distribution of short-term realized
     capital gains, if any, which are taxable as
     ordinary income.

As of December 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income               $  1,538,000
Accumulated capital and other losses         (12,633,000)
Unrealized appreciation of investments        24,391,000
Unrealized depreciation of foreign
  currency translations                          (12,000)

The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the mark-to-market adjustments on certain investments, passive foreign investment corporations, and open options contracts.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At
December 31, 2009, the Fund had a current post-October capital loss of
$1,613,000 and capital loss carryovers of $11,020,000, for federal income tax purposes. The post-October loss will

--------------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS  63

--------------------------------------------------------------------------------

be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire 2017. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended
December 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2008, through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2009, were $369,720,000 and $169,633,000, respectively.

As of December 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $298,131,000.

Gross unrealized appreciation and depreciation of investments as of December 31,
2009, for federal income tax purposes, were $30,772,000 and $6,381,000, respectively, resulting in net unrealized appreciation of $24,391,000.

--------------------------------------------------------------------------------
64  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

For the year ended December 31, 2009, transactions in written call and put options* were as follows:

                                                   PREMIUMS
                                  NUMBER OF        RECEIVED
                                  CONTRACTS         (000'S)
                                  -------------------------

Outstanding at December 31, 2008         -         $      -
Options written                    106,589           19,825
Options terminated in closing
  purchase transactions            (61,630)         (13,495)
Options expired                    (29,709)          (3,794)
                                  -------------------------
Outstanding at December 31, 2009    15,250         $  2,536
                                  =========================

*    Refer to Note 1C for a discussion of derivative
     instruments and how they are accounted for in the
     Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager also is authorized to select (with approval of the
    Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the
    Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the
    Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the

--------------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS  65

--------------------------------------------------------------------------------

    year ended December 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $983,000.

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Credit Suisse Asset Management, LLC (Credit
    Suisse), Credit Suisse Securities (USA) LLC (CSSU) for its Volaris
    Volatility Management Group (Volaris Group), Quantitative Management
    Associates LLC (QMA), Deutsche Investment Management Americas Inc. (DIMA),
    and The Boston Company Asset Management, LLC (The Boston Company) under which each subadviser provides day-to-day discretionary management of certain of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Trust's Board of Trustees and the Manager.

    The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average daily net assets that Credit Suisse manages. For the year ended December 31, 2009, Credit
    Suisse did not manage any of the Fund's assets and did not receive any subadvisory fees from the Manager for the Fund.

    The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's Volaris
    Group manages in the USAA Balanced Strategy Fund, the USAA Cornerstone
    Strategy Fund, the USAA First Start Growth Fund, the USAA Total Return
    Strategy Fund, and the USAA Global Opportunities Fund in an annual amount of
    0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the year ended December 31, 2009, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris
    Group of $204,000.

--------------------------------------------------------------------------------
66  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

    The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages.
    For the year ended December 31, 2009, the Manager incurred subadvisory fees, paid or payable to QMA, of $85,000.

    The Manager (not the Fund) pays DIMA a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that DIMA manages.
    For the year ended December 31, 2009, the Manager incurred subadvisory fees, paid or payable to DIMA, of $161,000.

    The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that
    The Boston Company manages. For the year ended December 31, 2009, The Boston
    Company did not manage any of the Fund's assets and did not receive any subadvisory fees from the Manager for the Fund.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $82,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2009, the Fund reimbursed the
    Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net

--------------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS  67

--------------------------------------------------------------------------------

    assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the year ended December 31, 2009, the Fund did not incur any reimbursable expenses.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the year ended December 31,
    2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of
    $82,000.

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At December 31,
2009, USAA and its affiliates owned 7,500,000 shares (23.4%) of the Fund.

(7) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 17, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

--------------------------------------------------------------------------------
68  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                     YEAR ENDED   PERIOD ENDED
                                    DECEMBER 31,  DECEMBER 31,
                                    --------------------------
                                        2009          2008*
                                    --------------------------

Net asset value at beginning of
  period                              $   8.61       $ 10.00
                                    --------------------------
Income (loss) from investment
  operations:
  Net investment income                    .09         .07(a)
  Net realized and unrealized gain
     (loss)                               1.52         (1.39)(a),(b)
                                    --------------------------
Total from investment operations          1.61         (1.32)(a)
                                    --------------------------
Less distributions from:
  Net investment income                   (.06)         (.07)
  Realized capital gains                  (.22)            -
                                    --------------------------
Total distributions                       (.28)         (.07)
                                    --------------------------
Net asset value at end of period      $   9.94       $  8.61
                                    ==========================
Total return (%)**                       18.76        (13.18)(b)
Net assets at end of period (000)     $318,074       $73,563
Ratios to average net assets:***
  Expenses (%)(c)                          .94          1.00(d)
  Expenses, excluding
     reimbursements (%)(c)                 .94          1.12(d)
  Net investment income (%)               1.63          1.73(d)
Portfolio turnover (%)                     107            60

*    Fund commenced operations on July 31, 2008.
**   Assumes reinvestment of all net investment income
     and realized capital gain distributions, if any,
     during the period. Includes adjustments in
     accordance with U.S. generally accepted
     accounting principles and could differ from the
     Lipper reported return.
***  For the year ended December 31, 2009, average net
     assets were $164,628,000.
(a)  Calculated using average shares.
(b)  For the year ended December 31, 2008, the Manager
     reimbursed the Fund $30,000 for a loss incurred
     from the sale of a security that exceeded the
     amount allowed to be held of that type of
     security under the Fund's investment
     restrictions. The effect of this reimbursement on
     the Fund's net realized loss per share and total
     return was less than $0.01/0.01%.
(c)  Reflects total operating expenses of the Fund
     before reductions of any expenses paid
     indirectly. The Fund's expenses paid indirectly
     decreased the expense ratios by less than 0.01%.
(d)  Annualized. The ratio is not necessarily
     indicative of 12 months of operations.

--------------------------------------------------------------------------------
                                               NOTES TO FINANCIAL STATEMENTS  69

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

December 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2009, through
December 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

--------------------------------------------------------------------------------
70  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                           EXPENSES PAID
                         BEGINNING          ENDING         DURING PERIOD*
                       ACCOUNT VALUE    ACCOUNT VALUE      JULY 1, 2009 -
                        JULY 1, 2009  DECEMBER 31, 2009  DECEMBER 31, 2009
                       ---------------------------------------------------

Actual                   $1,000.00        $1,154.10            $5.00
Hypothetical
  (5% return before
  expenses)               1,000.00         1,020.57             4.69

*    Expenses are equal to the Fund's annualized
     expense ratio of 0.92%, which is net of any
     expenses paid indirectly, multiplied by the
     average account value over the period, multiplied
     by 184 days/365 days (to reflect the one-half-year
     period). The Fund's ending account value on the
     first line in the table is based on its actual
     total return of 15.41% for the six-month period of
     July 1, 2009, through December 31, 2009.

--------------------------------------------------------------------------------
                                                             EXPENSE EXAMPLE  71

--------------------------------------------------------------------------------

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of December 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800)
531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

--------------------------------------------------------------------------------
72  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2,4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/01-10/09); Chief Investment Officer, IMCO (2/07-2/08); Chief Executive
Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial
Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President,
Financial Advice and Solutions Group (FASG) USAA (9/09-present); President,
Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the
Board of Directors of USAA Investment Corporation, USAA Shareholder Account
Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS),
and FAI. He also is Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

--------------------------------------------------------------------------------
                                         TRUSTEES' AND OFFICERS' INFORMATION  73

--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: July 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Management at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR (3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

--------------------------------------------------------------------------------
74  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

     (1)  Indicates the Trustee is an employee of IMCO or
          affiliated companies and is considered an
          "interested person" under the Investment
          Company Act of 1940.
     (2)  Member of Executive Committee
     (3)  Member of Audit Committee
     (4)  Member of Pricing and Investment Committee
     (5)  Member of Corporate Governance Committee
     (6)  The address for all non-interested trustees is
          that of the USAA Funds, P.O. Box 659430, San
          Antonio, TX 78265-9430.
     (7)  Dr. Ostdiek was appointed the Audit Committee
          Financial Expert for the Funds' Board in
          November 2008.
     (+)  Mr. Zucker was elected as Chair of the Board in
          2005.

--------------------------------------------------------------------------------
                                         TRUSTEES' AND OFFICERS' INFORMATION  75

--------------------------------------------------------------------------------

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr.
Gladson also serves as Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory
Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS
General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and

--------------------------------------------------------------------------------
76  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

Counsel for USAA Life, FAI, and FPS, and is an Assistant Secretary of USAA, IMCO
and SAS.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, FASG General Counsel, USAA (10/08-present); Vice President,
Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner,
Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice
President and Secretary, IMCO and SAS, and Vice President and Assistant
Secretary, FAI and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS
(2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant,
Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State
Automobile Association (8/04-12/05).

--------------------------------------------------------------------------------
                                         TRUSTEES' AND OFFICERS' INFORMATION  77

--------------------------------------------------------------------------------

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

     (1)  Indicates those Officers who are employees of
          IMCO or affiliated companies and are considered
          "interested persons" under the Investment
          Company Act of 1940.

--------------------------------------------------------------------------------
78  USAA GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

TRUSTEES              Christopher W. Claus
                      Barbara B. Dreeben
                      Robert L. Mason, Ph.D.
                      Barbara B. Ostdiek, Ph.D.
                      Michael F. Reimherr
                      Richard A. Zucker
----------------------------------------------------------
ADMINISTRATOR,        USAA Investment Management Company
INVESTMENT ADVISER,   P.O. Box 659453
UNDERWRITER, AND      San Antonio, Texas 78265-9825
DISTRIBUTOR
----------------------------------------------------------
TRANSFER AGENT        USAA Shareholder Account Services
                      9800 Fredericksburg Road
                      San Antonio, Texas 78288
----------------------------------------------------------
CUSTODIAN AND         State Street Bank and Trust Company
ACCOUNTING AGENT      P.O. Box 1713
                      Boston, Massachusetts 02105
----------------------------------------------------------
INDEPENDENT           Ernst & Young LLP
REGISTERED PUBLIC     100 West Houston St., Suite 1800
ACCOUNTING FIRM       San Antonio, Texas 78205
----------------------------------------------------------
MUTUAL FUND           Under "Products & Services"
SELF-SERVICE 24/7     click "Investments," then
AT USAA.COM           "Mutual Funds"
OR CALL               Under "My Accounts" go to
(800) 531-USAA        "Investments." View account
         (8722)       balances,
                      or click "I want to...,' and select
                      the
                      desired action.
----------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (III) on the SEC's web site at HTTP://WWW.SEC.GOV. Information regarding how the fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available (I) at USAA.COM; and (II) on the
SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (III) on the SEC's Web site at HTTP://WWW.SEC.GOV. These forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

--------------------------------------------------------------------------------

USAA                                                                PRSRT STD
9800 Fredericksburg Road                                          U.S. Postage
San Antonio, TX 78288                                                  PAID
                                                                       USAA

SAVE PAPER AND FUND COSTS
At USAA.COM click: MY DOCUMENTS
Set preferences to USAA DOCUMENTS ONLINE.

(USAA LOGO)  We know what it means to serve.(R)

--------------------------------------------------------------------------------
88394-0210                                  (C) 2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the
Registrant for the Funds for fiscal years ended December 31,  2009 and 2008 were
$262,287 and $244,927, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer agent for fiscal years ended December 31, 2009 and 2008 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended December 31, 2009 and 2008.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended December 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for December 31, 2009 and 2008 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund,  Inc., USAA  Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.


                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER


(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.